UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2020 – November 30, 2020

Item 1.  Reports to Stockholders.
The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GOF
... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
The shareholder report you are reading right now is just the beginning of the story.
Online at guggenheiminvestments.com/gof, you will find:
•	Daily, weekly and monthly data on share prices, net asset values, distributions and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information
Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

DEAR SHAREHOLDER (Unaudited)	November 30, 2020

We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2020, which concluded on a cautious note. Even though markets performed well for most of the period, COVID-19 became the deadliest pandemic in a century. The U.S. Federal Reserve acted quickly to restore market functioning and cushion the economy, cutting rates to zero, engaging in large-scale asset purchases, and launching an array of lending facilities. Congress also acted much faster than in previous downturns, with the budget deficit headed to the highest level since World War II.
The recovery since the spring has been faster than expected, thanks to massive fiscal support. Encouraging progress on the vaccine front bode well for vaccine take up rates and the time needed to bring the pandemic under control. We expect a sizable growth acceleration in the middle of 2021 as multiple vaccines are broadly distributed in the U.S. However, the latest COVID wave is the largest yet, which has led to renewed lockdowns and a setback in the recovery. Winter weather and holiday gatherings could cause things to get worse before they get better.
These events affected performance of the Fund for the period. To learn more about the Fund’s performance and investment strategy, we encourage you to read the Economic and Market Overview and the Questions & Answers sections of this report, which begin on page 5. There you will find information on Guggenheim’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2020, the Fund provided a total return based on market price of 22.78% and a total return based on NAV of 16.80%. As of November 30, 2020, the Fund’s market price of $18.64 per share represented a premium of 11.68% to its NAV of $16.69 per share.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.
From June 2020 through November 2020, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 11.72% based on the Fund’s closing market price of $18.64 per share on November 30, 2020. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. There is no guarantee of any future distribution or that the current returns and distribution rate will be maintained. Please see the Distributions to Shareholders & Annualized Distribution Rate on page 24, and Note 2(f) on page 72 for more information on distributions for the period.

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DEAR SHAREHOLDER (Unaudited) continued	November 30, 2020

Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.
We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 100 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.
We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.
Sincerely,
Guggenheim Funds Investment Advisors, LLC
Guggenheim Strategic Opportunities Fund

December 31, 2020

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ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2020

The period was marked by COVID-19, the deadliest pandemic in a century, which caused a steeper plunge in output and employment in two months than during the first two years of the Great Depression. However, the recovery since May 2020 has been faster than expected, with consumer confidence holding up well as massive fiscal support drove positive personal income growth and a swift monetary policy response led to gains in household net worth.
Nonetheless, the U.S. economy slowed in the final weeks of 2020, as the COVID-19 pandemic worsened, with the expected holiday season surge in cases leading to new restrictions and stay-at-home orders in a number of states. The ramping up of vaccine distribution may help drive recovery by the second quarter of 2021, but the pace of vaccine rollout is likely not yet fast enough to stop the current wave, risking a further slowdown in the near term.
The slowing recovery was evident in falling small business optimism in November’s National Federation of Independent Business (“NFIB”) survey, which saw a sharp contraction in the number of businesses expecting the economy to improve. One bright spot in the report was that a relatively high amount of businesses plan more hiring, consistent with the rebound in job openings data, which has bounced back much faster than in previous recessions. These positive signals of elevated labor demand suggest that once the pandemic impediment to business activity starts to fade, we could see relatively rapid job growth in 2021, one of the U.S. Federal Reserve’s (the “Fed’s”) two policy mandates. The other, inflation at 2%, remains a challenge. While the most recent reading of core Consumer Price Index was slightly stronger than expected at 1.6%, its more durable components, such as rental inflation, continue to soften, suggesting underlying inflation remains weak.
Beyond the data, the market has been focused on the recently passed federal fiscal package, which adds more support for small businesses, new stimulus payments, reinstates federal unemployment benefits, and provides some funding for state and local governments. This stimulus should be out the door relatively quickly, helping to cushion incomes in the first quarter even as the pandemic worsens. And with Democrats taking control of the Senate after the period ended, more fiscal stimulus appears to be on the way, which should drive a strong recovery by the summer as vaccines are more widely distributed and consumers and businesses can draw on buffers built up during the crisis. With a change in Senate control, there is some chance that Democratic proposals the markets had worried about under a Biden presidency, such as corporate and individual tax hikes and heavier regulations, could move forward. A Biden presidency may also mean more predictable policymaking and a scaled back trade war.
We expect the Fed to remain ultra-accommodative, continuing its current pace of asset purchases “until substantial further progress has been made” in reaching its dual mandate goals. Given the amount of labor market healing still ahead of us, and continued disinflationary headwinds, the Fed will likely continue to signal to the market it will be on hold even as we see strong economic growth rates in 2021.

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QUESTIONS & ANSWERS (Unaudited)	November 30, 2020

Guggenheim Strategic Opportunities Fund (“Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Chief Investment Officer, Fixed Income; Steven H. Brown, CFA, Senior Managing Director and Portfolio Manager; and Adam Bloch, Managing Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended November 30, 2020.
What is the Fund’s investment objective and how is it pursued?
The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis.
The Fund seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior-equity securities (“Income Securities”) selected from a variety of credit qualities and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency securities, mezzanine and preferred securities and convertible securities, and in common stocks, limited liability company interests, trust certificates, and other equity investments (“Common Equity Securities”), exposure to which is obtained primarily by investing in exchange-traded funds (“ETFs”) that Guggenheim believes offer attractive yield and/or capital appreciation potential, including employing a strategy of writing (selling) covered call and put options on such equities. Guggenheim believes the volatility of the Fund can be reduced by diversifying across a large number of sectors and securities, some of which historically have not been highly correlated to one another.
Under normal market conditions:
•	The Fund may invest without limitation in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”);

•
The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated fixed-income securities of corporate and governmental issuers located outside the U.S., including up to 10% of total assets in fixed-income securities of issuers located in emerging markets;

•
The Fund may invest up to 50% of its total assets in common equity securities, and the Fund may invest in ETFs or other investment funds that track equity market indices and/or through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities; and

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•
The Fund may invest up to 30% of its total assets in investment funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly, of which amount up to 30% of the Fund’s total assets may be invested in investment funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) to the extent permitted by applicable law and related interpretations of the staff of the U.S. Securities and Exchange Commission.

Guggenheim’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues.
The Fund may use financial leverage to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains earned on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of the financial leverage, common shareholders’ return will be less than if financial leverage had not been used.
How did the Fund perform for the six months ended November 30, 2020?
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2020, the Fund provided a total return based on market price of 22.78% and a total return based on NAV of 16.80%. As of November 30, 2020, the Fund’s market price of $18.64 per share represented a premium of 11.68% to its NAV of $16.69 per share. As of May 31, 2020, the Fund’s market price of $16.20 per share represented a premium of 5.95% to its NAV of $15.29 per share.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market value of the Fund’s shares fluctuates from time to time and maybe higher or lower than the Fund’s NAV.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

What were the Fund’s distributions?
From June 2020 through November 2020, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 11.72% based on the Fund’s closing market price of $18.64 per share on November 30, 2020. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. There is no guarantee of any future distribution or that the current returns and distribution rate will be maintained. Please see the Distributions to Shareholders & Annualized Distribution Rate on page 24, and Note 2(f) on page 72 for more information on distributions for the period.
For the calendar year ended December 31, 2020, 66% of the distributions were characterized as return of capital and 34% of the distributions were characterized as ordinary income. The final determination of the tax character of the distributions paid by the Fund in 2020 will be reported to shareholders in January 2021.
How did other markets perform in this environment for the six-month period ended November 2020?
Index	Total Return
Bloomberg Barclays U.S. Aggregate Bond Index	1.79%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index	0.39%
Bloomberg Barclays U.S. Corporate High Yield Index	10.36%
Credit Suisse Leveraged Loan Index	7.96%
ICE Bank of America Merrill Lynch Asset Backed Security Master BBB-AA Index	7.53%
S&P 500 Index	19.98%

Discuss performance over the period.
During the period, the primary driver of return was from spread tightening resulting from the Fund’s purchases during the depths of the COVID-19 led sell-off in March. The Fund’s carry, or income received from portfolio investments, also contributed to performance. Every sector positively contributed to return of the Fund over the period.
The resetting of valuations lower across all risk asset classes in late first quarter of 2020 presented buying opportunities and prompted us to meaningfully increase the Fund’s credit allocation. The most attractive categories of focus included corporate bonds and bank loans. While credit spreads largely retraced from their mid-March wides, they still presented attractive long-term value.
Bank loans made up nearly 45% of the Fund’s net assets at period end and contributed the most to performance. Limited supply helped drive secondary spreads tighter as new issuance of $73 billion in the third quarter of 2020 still remained well below the 2017-2019 quarterly average of $104 billion. On the demand side, collateralized loan obligation issuance accelerated to $24 billion in the third quarter

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of 2020, an annualized pace of ~$96 billion, which would be on par with activity seen in 2017, albeit still well below annualized levels seen in 2018-2019.
The allocation to corporate bonds was roughly 49% of the Fund’s net assets at period end. The Fund added high yield exposure over the period across a variety of themes including fallen angels. The Fed’s Secondary Market Corporate Credit Facility remained in place and continued to support the market mostly through the supportive sentiment it engendered as opposed to the total purchase volume. The facility has not used the vast majority of its buying power and would have likely stepped in if credit volatility had resurfaced. While new-issue supply set all-time highs through nine months of 2020, as nearly $350 billion has been issued in high yield, compared to $275 billion last year, investor demand has remained very strong. We opportunistically sourced high yield bonds for the portfolio, especially via the primary market, given the attractive relative yield pickup versus other sectors and an expected benign default environment for the credits we have selected. Scale, revenue diversity, and multiple liquidity levers continue to help investment-grade-rated companies weather the pandemic making the sector an attractive place to allocate capital. Investment-grade companies have bolstered their balance sheets by terming out debt maturities at historically low interest rates. After a robust nine months of record supply in 2020, totaling roughly $1.5 trillion, street estimates for the fourth quarter of 2020 predict a return to negative net issuance. The global search for yield remains strong and greater dollar liquidity has helped keep the cost of currency hedging for foreign investors low, so we continue to see robust overseas demand for U.S. credit. Headlines on election concerns, stimulus rhetoric, and increased COVID-19 cases all contributed to short term volatility late in the period. However, we believe the investment-grade corporate bond market will continue to see buyers step in at wider levels.
Structured credit comprised 30% of the Fund’s net assets at period end. Improving sentiment toward broader market risk continued to flow into the structured credit markets. We continued to favor senior tranches, as subordinated positions may encounter further credit losses that are not yet priced in should the economic impact of COVID-19 persist longer than current expectations. With that said, we see opportunities in whole-business asset-backed securities (“ABS”) financing for market-leading quick-service restaurant concepts, digital infrastructure securitizations, and select esoteric ABS that offer compelling yields with strong credit fundamentals.
Within structured credit, collateralized loan obligations (“CLOs”) made up 11% of the Fund’s net assets at period end. Non-agency residential mortgage-backed securities constituted 7% of the Fund’s net assets at period end. Since the initial increase of borrowers in forbearance in April 2020, residential mortgage-backed securities’ credit performance stabilized, and spreads tightened.
The Fund allocated to select credit closed-end funds amid March’s market turmoil to take advantage of attractive yields and deeply discounted share prices relative to their NAVs.

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Interest rates at the longer end of the U.S. Treasury curve rose over the period, which modestly detracted from the Fund’s performance.
What was the impact of derivatives on Fund performance?
The Fund uses derivatives for its equity covered call strategy and for various hedging purposes, such as currency forward contracts to fully hedge exchange rate risk in the purchase of non-USD credits or government securities of foreign countries. It also uses various derivatives to obtain exposure to indices that track various credit sectors.
Returns from the covered call allocation contributed to performance over the period, as the allocation was increased in-line with our broader plan to re-risk the portfolio and participate in strengthening risk markets.
Currency contracts were used to hedge non-U.S. dollar credit positions. Their contribution to performance was neutral, as any gain or loss on the contract was offset by either a gain or loss on the security denominated in a non-U.S. currency.
The Fund used both total return swaps and credit default swaps to gain exposure to various credit sectors. Positions in both added to performance through income and unrealized appreciation.
Discuss the Fund’s approach to duration.
The Fund has no set policy regarding portfolio duration or maturity; interest rate duration at period end was ~5.1 years.
Discuss the Fund’s use of leverage.
The Fund employed no leverage going into the COVID-19 crisis. After spreads widened materially, the Fund began adding leverage, which continued throughout the period. Leverage was approximately 27% of managed assets (including the proceeds of leverage) at November 30, 2020.
The purpose of leverage (borrowings and reverse repurchase agreements) is to fund the purchase of additional securities that may provide increased income and potentially greater appreciation to common shareholders than could be achieved from an unlevered portfolio. Leverage results in greater NAV volatility and entails more downside risk than an unleveraged portfolio.

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Index Definitions
Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), ABS, and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).
The Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.
The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S.-dollar-denominated leveraged loan market.
The ICE Bank of America Merrill Lynch Asset Backed Security Master BBB-AA Index is a subset of the ICE BofA/ML U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.
The Markit North American High Yield CDX Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the credit default swap market.
The Standard & Poor’s 500 (“S&P 500”) is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.
Risks and Other Considerations
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and

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similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.
The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.
There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully.
The Fund is subject to various risk factors. Certain of these risk factors are described below. Please see the Fund’s Prospectus, Statement of Additional Information (SAI) and guggenheiminvestments.com/gof for a more detailed description of the risks of investing in the Fund. Shareholders may access the Fund’s Prospectus and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.
The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Below Investment Grade Securities Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies. Generally, the risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates and are therefore especially heightened under current conditions.
Corporate Bond Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder.

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Corporate bonds contain elements of both interest-rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Covered Call Option Strategy Risk. The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its covered call option strategy. The Fund may write call options on individual securities, securities indices, exchange-traded funds and baskets of securities. The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by the Fund’s custodian). As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.
Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an

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advantageous price or time. The risk of the occurrence of these types of events is especially heightened under current conditions.
Current Fixed-Income and Debt Market Conditions. Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the crisis initially caused by the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators have enacted and are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In light of these actions and current conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. The current very low or negative interest rates are magnifying the Fund’s susceptibility to interest rate risk and diminishing yield and performance. In addition, the current environment is exposing fixed-income and debt markets to significant volatility and reduced liquidity for Fund investments.
Derivatives Transactions Risk. The Fund may utilize derivatives, including futures contracts and other strategic transactions, to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy and put option writing strategy). If the Sub-Adviser (Guggenheim Partners Investment Management, LLC, or GPIM) is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
Equity Securities Risk. Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks) such as limited liability company interests and trust certificates. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. Equity securities are currently experiencing heightened volatility and therefore, the Fund’s investments in equity securities are subject to heightened risks related to volatility. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund.
Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates, including changes in reference rates used in fixed-income and other debt instruments (such as the London Interbank Offered Rate (“LIBOR”), may adversely affect the Fund’s investments in these instruments, such as

14 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

the value or liquidity of, and income generated by, the investments. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, and when interest rates decrease, the values of fixed-income and other debt instruments rise. In response to the crisis initially caused by the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In light of these actions and current conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. The current very low or negative interest rates are magnifying the Fund’s susceptibility to interest rate risk and diminishing yield and performance.
Investment in Loans Risk. The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk and extension risk, which are heightened under current conditions. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will ultimately be discontinued, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences, such as decreased yields and reduction in value, for these instruments. These events may adversely affect the Fund and its investments in such instruments.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 15

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

Senior Loans Risk. The Fund may invest in senior secured floating rate loans made to corporations and other non-governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are generally rated below investment grade or unrated but believed by the Adviser to be of below investment grade quality and are considered speculative because of the credit risk of their issuers. The risks associated with such Senior Loans are similar to the risks of other lower grade securities, although Senior Loans are typically senior and secured in contrast to subordinated and unsecured securities. Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other lower grade securities, which may have fixed interest rates.
Second Lien Loans Risk. The Fund may invest in “second lien” secured floating rate loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are generally subject to similar risks associated with investment in Senior Loans and other lower grade debt securities. However, Second Lien Loans are second in right of payment to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and any property securing the Loan may be insufficient to meet scheduled payments and repayment of principal after giving effect to the senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid.
Subordinated Secured Loans Risk. Subordinated secured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.
Unsecured Loans Risk. Unsecured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and

16 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured loans and may be less liquid.
Leverage Risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, causes the Fund to be more volatile and riskier than if it had not been leveraged. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses. The effect of leverage in a declining market is likely to cause a greater decline in the net asset value of the Fund than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. Recent economic and market events have contributed to severe market volatility and caused severe liquidity strains in the credit markets. If dislocations in the credit markets continue, the Fund’s leverage costs may increase and there is a risk that the Fund may not be able to renew or replace existing leverage on favorable terms or at all. If the cost of leverage is no longer favorable, or if the Fund is otherwise required to reduce its leverage, the Fund may not be able to maintain distributions at historical levels and common shareholders will bear any costs associated with selling portfolio securities. The Fund’s total leverage may vary significantly over time. To the extent the Fund increases its amount of leverage outstanding, it will be more exposed to these risks.
Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies.
Market Risk. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. The value of certain investments (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods. For example, the crisis initially caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, which

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 17

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of the Fund’s investments and the performance of the Fund. Administrative changes, policy reform and/or changes in law or governmental regulations can result in expropriation or nationalization of the investments of a company in which the Fund invests.
Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Structured Finance Investments Risk. The Fund’s structured finance investments may consist of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. The Fund may invest in structured finance products collateralized by low grade or defaulted loans or securities. Investments in such structured finance products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
Mortgage-Backed Securities (“MBS”) Risk. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); (3) risks associated with the servicer of the underlying mortgages; (4) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on

18 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

residential properties; (5) prepayment risk, which can lead to significant fluctuations in the value of the MBS; (6) loss of all or part of the premium, if any, paid; and (7) decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral.
Commercial Mortgage-Backed Securities Risk. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and providing for payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Economic downturns and other events that limit the activities of and demand for commercial retail and office spaces (such as the current crisis) adversely impact the value of such securities.
Residential Mortgage-Backed Securities Risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. These risks are elevated given the current distressed economic, market, public health and labor conditions, notably, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters.
Asset-Backed Securities Risk. ABS may be particularly sensitive to changes in prevailing interest rates. ABS involve certain risks in addition to those presented by MBS. ABS do not have the benefit of the same security interest in the underlying collateral as MBS and are more dependent on the borrower’s ability to pay and may provide the Fund with a less effective security interest in the related collateral than do MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables or other assets derived from consumer, commercial or corporate sectors. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by the Fund. In addition, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2020

underlying collateral may not, in some cases, be available to support payments on these securities. ABS collateralized by other types of assets are subject to risks associated with the underlying collateral. These risks are elevated given the currently distressed economic, market, labor and public health conditions.
CLO, CDO and CBO Risk. In addition to the general risks associated with debt securities discussed herein, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and collateralized bond obligations (“CBOs”) are subject to additional risks. CLOs, CDOs and CBOs are subject to risks associated with the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Valuation Risk. The Fund may invest without limitation in unregistered securities, restricted securities and securities for which there is no readily available trading market. It may be difficult for the Fund to purchase and sell a particular investment at the price at which it has been valued by the Fund for purposes of the Fund’s net asset value, causing the Fund to be unable to realize what the Fund believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and thus particularly prone to the foregoing risks.
In addition to the foregoing risks, investors should note that the Fund reserves the right to merge or reorganize with another fund, liquidate or convert into an open-end fund, in each case subject to applicable approvals by shareholders and the Fund’s Board of Trustees as required by law and the Fund’s governing documents.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

20 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited)	November 30, 2020

Fund Statistics
Share Price	$18.64
Net Asset Value	$16.69
Premium to NAV	11.68%
Net Assets ($000)	$763,229

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2020
	Six month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim Strategic Opportunities Fund
NAV	16.80%	11.68%	7.07%	11.07%	10.31%
Market	22.78%	9.96%	7.27%	13.72%	10.80%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 21

FUND SUMMARY (Unaudited) continued	November 30, 2020

Portfolio Breakdown	% of Net Assets
Investments
Corporate Bonds	48.3%
Senior Floating Rate Interests	44.6%
Asset Backed Securities	20.6%
Collateralized Mortgage Obligations	9.3%
Closed-End Funds	5.5%
Common Stocks	4.8%
Preferred Stocks	4.1%
Other	5.5%
Total Investments	142.7%
Call Options Written	(0.2%)
Other Assets & Liabilities, net	(42.5%)
Net Assets	100.0%

Ten Largest Holdings	% of Net Assets
Pershing Square Tontine Holdings Ltd. — Class A	3.6%
Morgan Stanley Finance LLC, 0.50%	1.9%
Boeing Co., 5.81%	1.6%
Delta Air Lines, Inc., 7.00%	1.4%
Aesf Vi Verdi LP, 2.15%	1.4%
Midcap Funding XLVI Trust, 5.65%	1.2%
ViacomCBS, Inc., 4.95%	1.1%
BlackRock Taxable Municipal Bond Trust	1.0%
BP Capital Markets plc, 4.88%	1.0%
Aequi Acquisition Corp.	1.0%
Top Ten Total	15.2%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.
Portfolio breakdown and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

22 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2020

Portfolio Composition by Quality Rating[1]

% of Total
Rating	Investments
Investments
AAA	0.5%
AA	0.8%
A	8.7%
BBB	16.9%
BB	14.7%
B	26.1%
CCC	4.3%
CC	2.6%
C	0.3%
NR2	11.5%
Other Instruments	13.6%
Total Investments	100.0%

[1]
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 23

FUND SUMMARY (Unaudited) continued	November 30, 2020

All or a portion of the above distributions may be characterized as a return of capital. For the calendar year ended December 31, 2020, 66% of the distributions were characterized as return of capital and 34% of the distributions were characterized as ordinary income. The final determination of the tax character of the distributions paid by the Fund in 2020 will be reported to shareholders in January 2021.

24 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2020

	Shares	Value

COMMON STOCKS† – 4.8%
Diversified – 4.5%
Pershing Square Tontine Holdings Ltd. — Class A*,1	1,042,740	$ 27,121,667
Aequi Acquisition Corp.*	738,900	7,389,000
Total Diversified		34,510,667

Consumer, Non-cyclical – 0.1%
Chef Holdings, Inc.*,†††	4,789	408,264
ATD New Holdings, Inc.*,††	13,571	237,492
Cengage Learning Holdings II, Inc.*,††	11,126	83,445
Targus Group International Equity, Inc.*,†††,2	12,989	26,637
Save-A-Lot*,†††	15,565	–
Total Consumer, Non-cyclical		755,838

Utilities – 0.1%
TexGen Power LLC*,†††	22,219	744,337

Energy – 0.1%
Summit Midstream Partners, LP*	15,963	240,084
SandRidge Energy, Inc.*	39,565	105,638
Titan Energy LLC*,1	9,603	298
Total Energy		346,020

Consumer, Cyclical – 0.0%
Exide Technologies*,†††	342	341,710

Technology – 0.0%
Qlik Technologies, Inc. - Class A*,†††	56	71,072
Qlik Technologies, Inc. - Class B*,†††	13,812	–
Total Technology		71,072

Industrial – 0.0%
BP Holdco LLC*,†††,2	55,076	19,419
Vector Phoenix Holdings, LP*,†††	55,076	4,950
Total Industrial		24,369
Total Common Stocks
(Cost $32,962,415)		36,794,013

PREFERRED STOCKS† – 4.1%
Financial – 3.6%
Bank of America Corp., 4.38%*	240,000	6,225,600
Public Storage, 4.63%††	144,400	3,890,136
Wells Fargo & Co., 4.70%	148,000	3,750,320
Prudential Financial, Inc., 4.13% due 09/01/60††	140,000	3,592,400
American Financial Group, Inc., 4.50% due 09/15/60††	100,000	2,720,000
CNO Financial Group, Inc., 5.13% due 11/25/60*,††	80,000	2,099,200
First Republic Bank, 4.13%*,††	54,800	1,393,016

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Shares	Value

PREFERRED STOCKS† – 4.1% (continued)
Financial – 3.6% (continued)
Assurant, Inc., 5.25% due 01/15/61*	40,000	$ 1,090,000
Public Storage, 5.40%††	41,000	1,054,110
W R Berkley Corp., 4.25% due 09/30/60††	36,800	962,688
Public Storage, 4.13%††	16,400	435,584
Total Financial		27,213,054

Government – 0.4%
Farmer Mac, 5.75%††	112,000	3,011,680
AgriBank FCB, 6.88%††,4	4,000	424,000
Total Government		3,435,680

Consumer, Cyclical – 0.1%
Exide Technologies*,†††	761	761,240
Total Preferred Stocks
(Cost $29,872,724)		31,409,974

WARRANTS† – 0.2%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25	115,860	1,118,049
Total Warrants
(Cost $657,969)		1,118,049

CLOSED-END FUNDS† – 5.5%
BlackRock Taxable Municipal Bond Trust	285,768	7,658,582
Nuveen Taxable Municipal Income Fund	287,097	6,537,199
Nuveen AMT-Free Municipal Credit Income Fund	287,650	4,720,337
BlackRock Corporate High Yield Fund, Inc.[1]	361,116	4,170,890
Invesco Municipal Opportunity Trust[1]	224,602	2,832,231
Invesco Trust for Investment Grade Municipals	204,113	2,641,222
Invesco Municipal Trust[1]	180,695	2,294,826
Invesco Advantage Municipal Income Trust II1	158,726	1,779,239
BlackRock Credit Allocation Income Trust[1]	118,102	1,753,814
Blackstone / GSO Strategic Credit Fund[1]	129,154	1,600,218
BlackRock Municipal Income Trust[1]	107,502	1,595,330
Eaton Vance Limited Duration Income Fund[1]	101,243	1,236,177
Ares Dynamic Credit Allocation Fund, Inc.[1]	64,996	878,746
BlackRock Debt Strategies Fund, Inc.[1]	58,437	604,239
Nuveen AMT-Free Quality Municipal Income Fund	29,324	433,115
Nuveen Quality Municipal Income Fund	24,220	364,027
Western Asset High Income Opportunity Fund, Inc.[1]	58,015	292,396
BlackRock MuniVest Fund, Inc.[1]	23,575	212,646
Total Closed-End Funds
(Cost $38,093,963)		41,605,234

See notes to financial statements.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Shares	Value

MONEY MARKET FUND† – 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[5]	12,985,508	$ 12,985,508
Total Money Market Fund
(Cost $12,985,508)		12,985,508

	Face
	Amount~

CORPORATE BONDS†† – 48.3%
Financial – 16.5%
Morgan Stanley Finance LLC
0.50% due 10/23/29[6]	13,500,000	14,454,450
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	10,276,300
Wilton RE Ltd.
6.00%[1,3,4,7]	6,300,000	6,324,003
Iron Mountain, Inc.
5.63% due 07/15/32[7]	5,000,000	5,425,000
Hampton Roads PPV LLC
6.62% due 06/15/53[7]	4,500,000	5,305,822
Markel Corp.
6.00%[1,3,4]	4,770,000	5,175,450
NFP Corp.
6.88% due 08/15/28[1,7]	3,225,000	3,378,187
7.00% due 05/15/25[1,7]	1,600,000	1,712,000
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31[1]	3,410,000	3,686,551
5.30% due 01/15/29[1]	1,050,000	1,205,400
QBE Insurance Group Ltd.
7.50% due 11/24/43[1,4,7]	3,000,000	3,420,180
5.88%[1,3,4,7]	950,000	1,040,250
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	4,303,572
United Shore Financial Services LLC
5.50% due 11/15/25[7]	3,650,000	3,837,865
Equitable Holdings, Inc.
4.95%[3,4]	3,650,000	3,823,375
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,706,999
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	2,800,000	3,421,138
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[7]	3,150,000	3,413,813
Bank of America Corp.
6.50%[1,3,4]	2,000,000	2,255,000
6.30%[1,3,4]	1,000,000	1,148,910
Charles Schwab Corp.
5.38%[1,3,4]	3,000,000	3,345,000

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Financial – 16.5% (continued)
American Equity Investment Life Holding Co.
5.00% due 06/15/27[1]	2,950,000	$ 3,327,400
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	3,186,114
Citizens Financial Group, Inc.
4.19% (3 Month USD LIBOR + 3.96%, Rate Floor: 0.00%)[3,8]	2,500,000	2,475,000
Assurant, Inc.
4.90% due 03/27/28[1]	1,950,000	2,186,599
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[7]	1,898,070	2,174,840
Hunt Companies, Inc.
6.25% due 02/15/26[1,7]	2,150,000	2,174,188
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,979,768
OneMain Finance Corp.
6.13% due 03/15/24[1]	1,500,000	1,625,175
6.63% due 01/15/28[1]	250,000	288,125
MetLife, Inc.
3.85%[1,3,4]	1,820,000	1,883,700
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,7]	1,730,000	1,863,337
Newmark Group, Inc.
6.13% due 11/15/23[1]	1,450,000	1,573,470
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,558,054
Allianz SE
3.50%[3,4,7]	1,400,000	1,414,280
Reinsurance Group of America, Inc.
3.15% due 06/15/30[1]	1,000,000	1,099,435
AmWINS Group, Inc.
7.75% due 07/01/26[1,7]	950,000	1,026,000
PartnerRe Finance B LLC
4.50% due 10/01/50[1,4]	950,000	986,698
Fort Benning Family Communities LLC
6.09% due 01/15/51[7]	717,552	897,279
Pacific Beacon LLC
5.63% due 07/15/51[7]	687,525	808,463
Bank of New York Mellon Corp.
4.70%[1,3,4]	670,000	731,975
Macquarie Bank Ltd.
3.62% due 06/03/30[1,7]	640,000	694,271
Greystar Real Estate Partners LLC
5.75% due 12/01/25[1,7]	450,000	459,000
Fort Gordon Housing LLC
6.32% due 05/15/51[7]	200,000	249,707

See notes to financial statements.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Financial – 16.5% (continued)
USI, Inc.
6.88% due 05/01/25[1,7]	150,000	$ 153,750
Total Financial		125,475,893

Consumer, Cyclical – 9.1%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,7]	9,635,000	11,007,494
Air Canada 2020-2 Class A Pass Through Trust
5.25% due 04/01/29[1,7]	5,400,000	5,690,094
Marriott International, Inc.
4.63% due 06/15/30[1]	2,320,000	2,678,958
3.50% due 10/15/32	1,400,000	1,525,239
5.75% due 05/01/25[1]	490,000	567,416
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	4,087,405
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,7]	3,600,000	3,873,495
JB Poindexter & Company, Inc.
7.13% due 04/15/26[1,7]	3,500,000	3,714,375
Williams Scotsman International, Inc.
4.63% due 08/15/28[1,7]	3,550,000	3,692,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[1,7]	2,950,000	3,198,906
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,7]	2,550,000	2,824,125
HP Communities LLC
6.16% due 09/15/53[7]	1,000,000	1,299,628
6.82% due 09/15/53[7]	949,275	1,174,613
Wolverine World Wide, Inc.
6.38% due 05/15/25[1,7]	2,075,000	2,199,500
Hyatt Hotels Corp.
5.75% due 04/23/30[1]	1,690,000	2,011,688
Aramark Services, Inc.
6.38% due 05/01/25[1,7]	1,750,000	1,863,750
5.00% due 02/01/28[1,7]	110,000	115,638
Powdr Corp.
6.00% due 08/01/25[1,7]	1,825,000	1,898,548
JetBlue Class A Pass Through Trust
4.00% due 11/15/32[1]	1,710,000	1,817,740
Picasso Finance Sub, Inc.
6.13% due 06/15/25[1,7]	1,650,000	1,765,500
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[1,7]	1,575,000	1,707,418
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[7]	1,625,000	1,663,594

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Consumer, Cyclical – 9.1% (continued)
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,7]	1,575,000	$ 1,575,000
Boyne USA, Inc.
7.25% due 05/01/25[7]	1,225,000	1,291,952
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	610,000	632,875
5.75% due 03/01/25[1]	575,000	585,062
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,7]	1,025,000	1,099,312
Vail Resorts, Inc.
6.25% due 05/15/25[1,7]	600,000	642,000
Ferguson Finance plc
3.25% due 06/02/30[1,7]	490,000	542,790
Lithia Motors, Inc.
4.38% due 01/15/31[1,7]	475,000	504,094
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27[1]	513,797	502,406
Performance Food Group, Inc.
6.88% due 05/01/25[1,7]	450,000	483,750
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[1,7]	395,000	423,637
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.88% due 02/15/30[1,7]	325,000	321,139
Boyd Gaming Corp.
8.63% due 06/01/25[1,7]	250,000	277,735
Yum! Brands, Inc.
7.75% due 04/01/25[1,7]	200,000	221,500
Wabash National Corp.
5.50% due 10/01/25[1,7]	100,000	102,000
Total Consumer, Cyclical		69,582,376

Consumer, Non-cyclical – 5.0%
Sabre GLBL, Inc.
7.38% due 09/01/25[1,7]	2,225,000	2,397,437
9.25% due 04/15/25[7]	750,000	877,125
5.25% due 11/15/23[1,7]	475,000	477,969
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[1,7]	2,400,000	2,529,000
5.63% due 02/15/23[1]	600,000	603,000
5.50% due 07/01/28[1,7]	550,000	585,063
Sotheby’s
7.38% due 10/15/27[1,7]	3,200,000	3,360,000
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[1,7]	1,900,000	2,025,305
5.00% due 04/15/22[1,7]	592,000	592,000

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Consumer, Non-cyclical – 5.0% (continued)
Kraft Heinz Foods Co.
5.20% due 07/15/45[1]	1,250,000	$ 1,475,442
4.38% due 06/01/46	850,000	907,754
Royalty Pharma plc
3.55% due 09/02/50[1,7]	2,100,000	2,159,684
Nathan’s Famous, Inc.
6.63% due 11/01/25[1,7]	2,050,000	2,096,125
US Foods, Inc.
6.25% due 04/15/25[1,7]	1,950,000	2,073,913
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,7]	1,850,000	1,912,808
Spectrum Brands, Inc.
5.50% due 07/15/30[1,7]	1,700,000	1,853,000
Avantor Funding, Inc.
4.63% due 07/15/28[7]	1,700,000	1,789,250
Gartner, Inc.
4.50% due 07/01/28[7]	1,700,000	1,785,000
Vector Group Ltd.
6.13% due 02/01/25[1,7]	1,725,000	1,746,563
AMN Healthcare, Inc.
4.63% due 10/01/27[1,7]	1,200,000	1,254,000
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	1,167,480
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[7]	800,000	752,000
Jaguar Holding Company II / PPD Development, LP
5.00% due 06/15/28[1,7]	700,000	747,712
Carriage Services, Inc.
6.63% due 06/01/26[1,7]	650,000	687,817
Beverages & More, Inc.
11.50% due 06/15/22[1,9]	650,000	669,175
Central Garden & Pet Co.
4.13% due 10/15/30[1]	625,000	658,234
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[1,7]	550,000	602,250
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[1,7]	200,000	203,000
Total Consumer, Non-cyclical		37,988,106

Industrial – 4.5%
Boeing Co.
5.81% due 05/01/50[1]	9,400,000	12,431,422
PowerTeam Services LLC
9.03% due 12/04/25[1,7]	2,940,000	3,226,650

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Industrial – 4.5% (continued)
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[1,7]	2,200,000	$ 2,398,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22[1]	1,776,000	1,820,400
Intertape Polymer Group, Inc.
7.00% due 10/15/26[1,7]	1,500,000	1,590,000
Howmet Aerospace, Inc.
6.88% due 05/01/25[1]	800,000	931,760
5.95% due 02/01/37[1]	500,000	588,700
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,7]	1,450,000	1,511,625
JELD-WEN, Inc.
6.25% due 05/15/25[1,7]	1,350,000	1,454,625
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,7]	1,350,000	1,336,500
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[7]	1,280,000	1,302,938
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[1,9]	1,315,559	1,189,739
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[1,7]	950,000	992,750
5.50% due 04/15/24[1,7]	75,000	75,937
Vertical US Newco, Inc.
5.25% due 07/15/27[1,7]	950,000	997,500
GATX Corp.
4.00% due 06/30/30[1]	560,000	656,397
Harsco Corp.
5.75% due 07/31/27[1,7]	600,000	634,512
Hillenbrand, Inc.
5.75% due 06/15/25[1]	325,000	347,750
TransDigm, Inc.
8.00% due 12/15/25[1,7]	300,000	327,750
EnPro Industries, Inc.
5.75% due 10/15/26[1]	115,000	123,126
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	112,499	99,811
Hillman Group, Inc.
6.38% due 07/15/22[7]	40,000	39,698
Total Industrial		34,077,590

Energy – 3.6%
BP Capital Markets plc
4.88%[1,3,4]	6,750,000	7,443,900
NuStar Logistics, LP
6.38% due 10/01/30[1]	3,600,000	3,906,000

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Energy – 3.6% (continued)
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	$ 1,821,738
6.00% due 01/15/40[1]	1,000,000	1,215,997
7.13% due 03/15/33[1]	500,000	631,449
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	1,625,000	1,735,792
6.88% due 01/15/29[1,7]	575,000	614,589
Midwest Connector Capital Company LLC
4.63% due 04/01/29[1,7]	1,809,000	1,832,360
Husky Energy, Inc.
4.00% due 04/15/24[1]	900,000	957,268
3.95% due 04/15/22[1]	600,000	616,574
CVR Energy, Inc.
5.25% due 02/15/25[7]	1,750,000	1,540,000
Rattler Midstream, LP
5.63% due 07/15/25[1,7]	1,250,000	1,319,531
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[1]	1,000,000	1,071,730
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[1,7]	895,000	890,525
Buckeye Partners, LP
4.35% due 10/15/24[1]	750,000	753,750
Indigo Natural Resources LLC
6.88% due 02/15/26[1,7]	655,000	661,550
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[1,9]	262,460	258,146
Basic Energy Services, Inc.
due 10/15/23[1,9,10]	500,000	96,250
Schahin II Finance Co. SPV Ltd.
due 09/25/22[7,10]	1,216,133	79,049
Unit Corp.
due 05/15/21†††,10	343,000	41,160
Total Energy		27,487,358

Communications – 3.1%
ViacomCBS, Inc.
4.95% due 05/19/50[1]	6,390,000	8,149,902
Altice France S.A.
5.13% due 01/15/29[1,7]	1,850,000	1,912,419
7.38% due 05/01/26[1,7]	1,660,000	1,743,000
Walt Disney Co.
3.80% due 05/13/60[1]	2,820,000	3,488,450
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[1,7]	1,800,000	1,871,910
TripAdvisor, Inc.
7.00% due 07/15/25[1,7]	1,350,000	1,451,250

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Communications – 3.1% (continued)
Cengage Learning, Inc.
9.50% due 06/15/24[1,7]	1,416,000	$ 1,313,340
CSC Holdings LLC
4.63% due 12/01/30[7]	1,250,000	1,279,625
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,7]	750,000	815,325
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[1,7]	700,000	693,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[1,7]	630,000	562,407
Ziggo Bond Company BV
5.13% due 02/28/30[1,7]	500,000	530,000
Total Communications		23,810,628

Basic Materials – 2.9%
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,7]	3,625,000	3,926,962
6.13% due 05/15/28[7]	1,475,000	1,628,031
United States Steel Corp.
12.00% due 06/01/25[7]	4,780,000	5,449,200
Carpenter Technology Corp.
6.38% due 07/15/28	3,375,000	3,676,964
WR Grace & Company-Conn
4.88% due 06/15/27[1,7]	1,975,000	2,068,812
Clearwater Paper Corp.
4.75% due 08/15/28[7]	1,975,000	2,056,469
HB Fuller Co.
4.25% due 10/15/28[1]	1,150,000	1,181,625
Kaiser Aluminum Corp.
6.50% due 05/01/25[1,7]	1,050,000	1,123,500
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,7]	875,000	973,438
Arconic Corp.
6.00% due 05/15/25[1,7]	350,000	376,705
Mirabela Nickel Ltd.
due 06/24/19[9,10]	1,388,176	69,409
Total Basic Materials		22,531,115

Utilities – 2.8%
Midcap Funding XLVI Trust
5.65% due 10/29/24†††	9,250,000	9,255,643
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,200,000	6,037,746
Terraform Global Operating LLC
6.13% due 03/01/26[1,7]	2,180,000	2,242,675

See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

CORPORATE BONDS†† – 48.3% (continued)
Utilities – 2.8% (continued)
AES Corp.
3.95% due 07/15/30[1,7]	1,430,000	$ 1,621,448
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	1,000,000	1,077,440
Pattern Energy Operations Limited Partnership / Pattern Energy Operations, Inc.
4.50% due 08/15/28[1,7]	825,000	882,750
Total Utilities		21,117,702

Technology – 0.8%
NCR Corp.
5.25% due 10/01/30[1,7]	2,125,000	2,244,531
6.13% due 09/01/29[1,7]	600,000	652,470
8.13% due 04/15/25[1,7]	525,000	584,719
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[7]	1,175,000	1,207,313
Boxer Parent Company, Inc.
7.13% due 10/02/25[1,7]	1,100,000	1,188,657
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[1,7]	400,000	406,500
Total Technology		6,284,190
Total Corporate Bonds
(Cost $343,925,223)		368,354,958

SENIOR FLOATING RATE INTERESTS††,8 – 44.6%
Consumer, Cyclical – 8.7%
Mavis Tire Express Services Corp.
5.00% due 03/20/25	3,300,000	3,269,079
3.47% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	494,132	479,926
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	3,345,250	3,345,250
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	3,042,375	2,970,119
WIRB – Copernicus Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	2,895,750	2,892,130
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,341,980	2,868,522
BGIS (BIFM CA Buyer, Inc.)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,725,600	2,671,088
Alexander Mann
5.27% (6 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	1,300,000	1,153,750
3.79% (1 Month GBP LIBOR + 3.75%, Rate Floor: 3.75%) due 12/16/24†††	GBP 803,574	971,935
Eyemart Express
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/05/24	1,994,859	1,959,949
Cast & Crew Payroll LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	1,981,084	1,914,837

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Consumer, Cyclical – 8.7% (continued)
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	1,680,692	$ 1,653,801
4.75% due 12/04/24	250,000	248,750
BBB Industries, LLC
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,967,982	1,860,727
PAI Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/22/27	1,850,000	1,847,688
BCPE Empire Holdings, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,882,166	1,846,085
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.64% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,961,700	1,839,093
CPI Acquisition, Inc.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	2,021,782	1,836,869
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	1,850,000	1,832,814
K & N Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,918,009	1,783,748
Shields Health Solutions Holdings LLC
5.15% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26†††	1,732,500	1,680,525
Apro LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	1,688,195	1,679,754
Midas Intermediate Holdco II LLC
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,755,667	1,660,299
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25	1,688,757	1,650,760
OEConnection LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	1,678,283	1,644,717
SP PF Buyer LLC
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,689,343	1,586,174
Power Solutions (Panther)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,604,036	1,585,124
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	1,687,250	1,569,143
EnTrans International, LLC
6.15% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	1,431,250	1,295,281
IBC Capital Ltd.
3.98% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,214,537	1,184,174
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,675,000	1,172,500
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	1,149,855	1,146,486
Galls LLC
7.50% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††	989,211	978,900
7.62% (3 Month USD LIBOR + 6.25% and Commercial Prime Lending
Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††	86,991	81,011

See notes to financial statements.

36 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Consumer, Cyclical – 8.7% (continued)
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,291,828	$ 1,042,505
Prime Security Services Borrower LLC (ADT)
4.25% (1 Month USD LIBOR + 3.25% and 12 Month USD
LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	990,000	983,813
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%)
(in-kind rate was 2.25%) due 04/29/24†††,11	1,285,713	964,285
6.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%)
(in-kind rate was 2.23%) due 04/29/24†††,11	14,290	10,725
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	744,997	735,498
Sovos Brands Intermediate, Inc.
4.96% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 11/20/25†††	600,000	598,500
EG Finco Ltd.
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 249,505	287,227
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	291,790	285,774
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23†††	612,643	554,442
Drive Chassis (DCLI)
8.47% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26	500,000	491,665
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	400,071
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%,
Rate Floor: 8.50%) due 09/02/24	82,033	73,947
Zephyr Bidco Ltd.
7.54% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	465,414
Sotheby’s
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	345,833	344,249
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	297,704	288,029
Landrys, Inc.
13.00% (3 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23	200,000	224,000
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	565,495	183,786
Argo Merchants
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	147,423	147,239
Atlantic Aviation FBO, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/08/25	99,494	98,001
Total Consumer, Cyclical		66,340,178

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Consumer, Non-cyclical – 8.1%
Diamond (BC) BV
6.00% (3 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%,
Rate Floor: 6.00%) due 09/06/24	3,150,000	$ 3,114,563
3.21% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%,
Rate Floor: 3.00%) due 09/06/24	1,730,314	1,691,745
US Foods, Inc.
4.25% (6 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	4,345,000	4,192,925
WellSky Corp.
5.25% due 02/09/24	1,900,000	1,871,500
9.25% due 02/09/25	1,850,000	1,813,000
Quirch Foods Holdings LLC
6.75% (3 Month USD LIBOR + 5.75% and 6 Month USD LIBOR + 5.75%,
Rate Floor: 6.75%) due 10/27/27	3,700,000	3,681,500
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27†††	3,290,000	3,257,100
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	3,092,250	3,134,768
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	3,163,636	3,132,000
Packaging Coordinators Midco, Inc.
4.50% due 11/30/27	1,800,000	1,783,134
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	1,018,699	1,009,358
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/01/21†††	230,769	227,404
Civitas Solutions, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	2,388,485	2,366,319
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,233,116	2,163,331
Springs Window Fashions
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,279,125
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	887,797	870,414
CPI Holdco LLC
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/04/26	1,920,350	1,905,947
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,977,995	1,856,230
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,040,740	1,754,608
Cambrex Corp.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26	1,687,250	1,687,250
Snacking Investments US LLC (Arnott’s)
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/18/26	1,687,250	1,683,032
MDVIP LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,688,690	1,663,360
PlayPower, Inc.
5.72% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	1,773,146	1,649,026

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Consumer, Non-cyclical – 8.1% (continued)
Confluent Health LLC
5.15% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26	1,580,000	$ 1,548,400
California Cryobank
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25†††	1,521,598	1,493,068
BCPE Eagle Buyer LLC
5.25% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,448,955	1,408,804
Hearthside Group Holdings LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,424,625	1,395,905
EyeCare Partners LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,440,203	1,377,971
Sierra Acquisition, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24†††	1,413,971	1,322,062
Tecbid US, Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/25/24†††	988,890	969,112
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/08/24	887,109	887,845
CTI Foods Holding Co. LLC
8.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%)
(in-kind rate was 3.00%) due 05/03/24†††,11	473,361	444,959
10.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%)
(in-kind rate was 6.00%)†††,11	197,292	179,536
Certara, Inc.
3.72% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	604,926	597,364
Moran Foods LLC
11.75% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%)
(in-kind rate was 10.75%) due 10/01/24†††,11	314,318	273,457
8.00% (3 Month USD LIBOR + 1.00%, Rate Floor: 2.00%)
(in-kind rate was 7.00%) due 04/01/24[11]	261,139	260,486
Examworks Group, Inc.
3.39% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 01/27/23†††	400,000	386,439
4.25% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	98,466	97,801
Outcomes Group Holdings, Inc.
3.47% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	493,224	479,507
Kar Nut Products Company LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††	362,639	360,526
Chefs’ Warehouse, Inc., The
5.65% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 06/23/25	299,248	288,775
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	296,183	279,893
Blue Ribbon LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%,
Rate Floor: 5.00%) due 11/15/21	220,000	207,625
Hayward Industries, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	155,528	152,385
Total Consumer, Non-cyclical		62,199,559

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Technology – 7.7%
Project Boost Purchaser LLC
5.00% due 06/01/26	5,350,000	$ 5,305,435
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,683,000	1,635,674
Sportradar Capital S.A.R.L.
4.25% due 11/22/27	EUR 3,100,000	3,696,655
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	3,700,000	3,690,750
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	3,650,000	3,615,800
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	3,150,000	3,088,701
Planview, Inc.
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††	2,625,894	2,616,489
Transact Holdings, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	2,508,102	2,362,632
Datix Bidco Ltd.
4.74% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,989,119
7.99% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	297,928
Emerald TopCo, Inc. (Press Ganey)
3.71% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%,
Rate Floor: 3.50%) due 07/24/26	2,277,000	2,220,644
Ministry Brands LLC
5.00% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,151,412	2,011,569
Upland Software, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,980,000	1,960,200
EIG Investors Corp.
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%,
Rate Floor: 4.75%) due 02/09/23	1,893,239	1,889,528
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,923,344	1,861,278
Brave Parent Holdings, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,857,250	1,827,070
Wrench Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/30/26†††	1,800,000	1,795,500
Dun & Bradstreet
3.89% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/06/26	1,741,250	1,729,009
TIBCO Software, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,745,625	1,706,348
Neustar, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	1,792,734	1,706,234
Aston FinCo SARL
4.39% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,687,250	1,658,989
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	1,604,298	1,534,784

See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Technology – 7.7% (continued)
Navicure, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,533,959	$ 1,506,163
24-7 Intouch, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	1,470,000	1,374,450
1A Smart Start LLC
5.75% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 08/19/27	1,250,000	1,250,000
Informatica LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	1,194,000	1,173,105
Cvent, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/29/24	978,091	923,073
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	974,811	864,657
Solera LLC
4.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/02/22†††	700,000	691,922
Epicor Software
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/30/27	500,000	500,315
Apttus Corp.
2.98% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/02/21†††	425,000	420,808
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	98,982	97,621
Total Technology		59,002,450

Industrial – 7.5%
CapStone Acquisition Holdings, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	4,621,600	4,625,436
Charter Nex US Holdings, Inc.
5.00% due 12/01/27	3,800,000	3,790,500
American Bath Group LLC
5.25% due 11/23/27	3,750,000	3,741,863
StandardAero
3.72% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,722,500	2,535,328
ILPEA Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23†††	2,424,976	2,382,539
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,250,000	2,316,488
WP CPP Holdings LLC
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%,
Rate Floor: 4.75%) due 04/30/25	2,333,439	2,149,681
TricorBraun Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/30/23	2,075,550	2,051,162
Tank Holdings Corp.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/26/26	1,976,226	1,943,619
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,032,592	1,925,373

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Industrial – 7.5% (continued)
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	$ 980,000
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	898,725	887,491
NA Rail Hold Co LLC (Patriot)
5.47% (3 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 10/19/26	1,881,500	1,867,389
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	1,869,632	1,808,869
YAK MAT (YAK ACCESS LLC)
10.22% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,500,000	1,800,000
Anchor Packaging LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/26	1,635,850	1,623,581
Avison Young (Canada), Inc.
5.22% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	1,576,489	1,513,429
AI Convoy Luxembourg S.A.R.L.
4.50% (2 Month USD LIBOR + 3.50% and 6 Month USD LIBOR + 3.50%,
Rate Floor: 4.50%) due 01/18/27	1,492,500	1,485,978
API Holdings III Corp.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,580,000	1,466,935
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	1,457,910	1,455,898
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,755,561	1,406,643
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,185,000	1,203,522
Charter Nex US, Inc.
5.50% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/16/24	1,171,049	1,166,950
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,094,486	1,059,605
SLR Consulting Ltd.
4.27% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	793,980	767,954
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	207,744	200,934
4.24% (1 Month USD LIBOR + 4.00% and 6 Month GBP LIBOR + 4.00%,
Rate Floor: 4.00%) due 06/23/25†††	GBP 39,120	50,430
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	1,000,000	996,810
ProAmpac PG Borrower LLC
9.50% (1 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	1,000,000	995,000
Duran, Inc.
5.00% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††	539,701	515,110
5.00% (6 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/29/24†††	492,255	469,826
Bhi Investments LLC
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,000,000	980,000
Fortis Solutions Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/15/23†††	976,205	975,228

See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Industrial – 7.5% (continued)
LTI Holdings, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	980,000	$ 926,237
BWAY Holding Co.
3.48% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	692,225	658,188
Thermon Group Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24	634,624	628,278
Maverick Bidco, Inc.
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 04/28/23†††	572,727	558,695
Pro Mach Group, Inc.
4.50% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/07/25	525,299	512,823
CPM Holdings, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/17/25	419,105	399,722
Titan Acquisition Ltd. (Husky)
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	295,364	283,748
Sundyne (Star US Bidco)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	124,688	120,635
Total Industrial		57,227,897

Financial – 4.0%
Higginbotham
due 11/18/26	2,926,301	2,882,406
6.50% due 11/18/26	2,926,301	2,867,775
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27	3,950,000	3,920,375
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	3,882,500	3,780,584
AmeriLife Holdings LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	1,166,968	1,137,794
4.75% (1 Month USD LIBOR + 4.00% and 6 Month USD LIBOR + 4.00%,
Rate Floor: 4.75%) due 03/18/27	1,000,000	987,500
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,995,000	1,986,900
Cross Financial Corp.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 09/15/27†††	1,750,000	1,745,625
GT Polaris, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/24/27	1,750,000	1,741,250
Nexus Buyer LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,687,250	1,666,159
NFP Corp.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	1,686,390	1,638,614
Aretec Group, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,670,250	1,586,738
Claros Mortgage Trust, Inc.
6.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/10/26	1,485,000	1,453,444

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Financial – 4.0% (continued)
HUB International Ltd.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/25/25	992,500	$ 992,798
2.96% (2 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%,
Rate Floor: 2.75%) due 04/25/25	98,737	96,269
Alliant Holdings Intermediate LLC
3.39% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	987,500	962,131
USI, Inc.
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/02/26	595,500	592,671
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	246,193	240,828
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25	129,730	126,811
Total Financial		30,406,672

Basic Materials – 3.6%
LSF11 Skyscraper HoldCo S.A.R.L
5.67% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 09/29/27	3,052,256	3,036,994
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	2,453,331	2,432,894
ICP Industrial, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	1,924,882	1,833,451
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	510,533	486,283
Barentz Midco BV
5.25% due 11/25/27	2,000,000	1,980,000
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	1,994,886	1,930,990
DCG Acquisition Corp.
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,983,108	1,913,699
American Rock Salt Company LLC
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/25†††	1,887,046	1,870,534
Illuminate Buyer LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	1,825,000	1,820,437
PetroChoice Holdings
6.00% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%,
Rate Floor: 6.00%) due 08/19/22	2,003,388	1,786,361
Pregis TopCo Corp.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/26	1,637,625	1,614,600
Ascend Performance Materials Operations LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	1,587,236	1,586,251
Niacet Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	1,530,465	1,499,856
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	EUR 706,037	825,774
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	698,250	696,721

See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Basic Materials – 3.6% (continued)
Vectra Co.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	542,311	$ 528,076
Dimora Brands, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	484,870	483,658
ASP Chromaflo Dutch I B.V.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	445,439	438,757
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	397,701	394,551
ASP Chromaflo Intermediate Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23†††	342,561	337,423
Noranda Aluminum Acquisition Corp.
5.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.75%) due 02/28/19†††,10	517,932	41,435
Total Basic Materials		27,538,745

Communications – 2.9%
Xplornet Communications Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	3,641,875	3,598,173
Trader Interactive
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††	2,683,565	2,554,754
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/15/23†††	19,231	18,010
Conterra Ultra Broadband Holdings, Inc.
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26	1,975,000	1,954,618
Market Track LLC
5.25% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%,
Rate Floor: 5.25%) due 06/05/24	2,080,125	1,830,510
Titan US Finco Llc
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	1,772,194	1,732,319
Flight Bidco, Inc.
7.65% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,163,500
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	443,216	429,503
ProQuest, LLC
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	1,556,956	1,544,313
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	1,249,096	1,231,034
Liberty Cablevision of Puerto Rico LLC
5.14% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	1,200,000	1,200,000
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,298,343	1,175,000
Internet Brands, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	1,036,455	1,013,912
Recorded Books, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/29/25	849,112	831,773
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	673,750	635,252

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,8 – 44.6% (continued)
Communications – 2.9% (continued)
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	486,498	$ 451,431
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	465,286	438,630
Total Communications		21,802,732

Utilities – 1.9%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	4,881,125	4,864,871
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,383,017	2,357,709
UGI Energy Services, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,629,375	1,625,302
Franklin Energy (KAMC Holdings, Inc.)
4.23% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%,
Rate Floor: 4.00%) due 08/14/26	1,633,500	1,505,548
Panda Hummel
3.90% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/27/22	1,298,913	1,224,226
7.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/27/22	179,541	170,488
Panda Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/13/21	977,212	892,927
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/12/21	816,565	746,136
EIF Channelview Cogeneration LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	798,583	795,421
Total Utilities		14,182,628

Energy – 0.2%
SeaPort Financing LLC
5.65% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	1,469,202	1,307,590
Centurion Pipe
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	200,000	197,500
Permian Production Partners LLC
10.69% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24[10]	1,805,000	85,738
Gavilan Resources LLC
7.60% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24[10]	990,000	6,187
Total Energy		1,597,015
Total Senior Floating Rate Interests
(Cost $347,620,155)		340,297,876

ASSET-BACKED SECURITIES†† – 20.6%
Collateralized Loan Obligations – 10.6%
Golub Capital Partners CLO Ltd.
2018-36A, 2.32% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/3[1,7,8]	5,000,000	4,682,652
2018-39A, 2.42% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[1,7,8]	2,500,000	2,426,872
2018-25A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[1,7,8]	2,500,000	2,411,024
2017-16A, 3.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[1,7,8]	1,500,000	1,477,848

See notes to financial statements.

46 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 20.6% (continued)
Collateralized Loan Obligations – 10.6% (continued)
Diamond CLO Ltd.
2018-1A, 3.92% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[1,7,8]	3,000,000	$ 2,838,796
2018-1A, 2.82% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[1,7,8]	2,500,000	2,428,527
2019-1A, 3.81% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 04/25/29[1,7,8]	1,000,000	990,018
LoanCore Issuer Ltd.
2019-CRE2, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[1,7,8]	4,750,000	4,697,276
Mountain Hawk II CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[1,7,8]	3,000,000	2,964,284
2013-2A, 3.37% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[7,8]	1,750,000	1,641,571
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.87% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[1,7,8]	4,000,000	3,832,175
Lake Shore MM CLO III LLC
2020-1A, 4.98% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 10/15/29[1,7,8]	3,000,000	2,990,307
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[1,7,8]	1,750,000	1,671,769
2017-1A, 2.62% (3 Month USD LIBOR + 2.40%, Rate Floor: 0.00%) due 10/22/26[1,7,8]	1,250,000	1,244,476
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[1,7]	2,000,000	1,950,775
2015-1A, 7.50% due 11/12/30[1,9]	1,000,000	931,147
Marathon CRE Ltd.
2018-FL1, 3.14% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[1,7,8]	3,000,000	2,824,830
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[1,9]	3,000,000	2,786,151
Denali Capital CLO XI Ltd.
2018-1A, 2.37% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%)
due 10/20/28[1,7,8]	2,400,000	2,330,539
Newstar Commercial Loan Funding LLC
2017-1A, 5.33% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%)
due 03/20/27[1,7,8]	2,000,000	1,991,855
2017-1A, 3.73% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%)
due 03/20/27[1,7,8]	250,000	248,252
BXMT 2020-FL3 Ltd.
2020-FL3, 2.95% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%)
due 03/15/37[1,7,8]	2,200,000	2,202,534
Hull Street CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%)
due 10/18/26[1,7,8]	2,200,000	2,167,195
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[7,12]	3,555,000	2,088,207
Marathon CLO V Ltd.
2017-5A, 2.06% (3 Month USD LIBOR + 1.85%) due 11/21/27[1,7,8]	2,017,730	1,891,377
2013-5A, due 11/21/27[7,12]	3,566,667	189,747
NewStar Clarendon Fund CLO LLC
2015-1A, 4.56% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[1,7,8]	1,500,000	1,464,735
2019-1A, 3.26% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[1,7,8]	550,000	540,148

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 47

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 20.6% (continued)
Collateralized Loan Obligations – 10.6% (continued)
Cerberus Loan Funding XXX, LP
2020-3A, 3.85% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33[7,8]	2,000,000	$ 2,002,020
Avery Point VI CLO Ltd.
2018-6A, 2.22% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[1,7,8]	2,000,000	1,973,436
MP CLO VIII Ltd.
2018-2A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[1,7,8]	2,000,000	1,921,878
Hunt CRE Ltd.
2017-FL1, 3.44% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[1,7,8]	1,800,000	1,743,395
Cent CLO 19 Ltd.
2013-19A, 3.51% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[1,7,8]	1,750,000	1,683,143
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	2,193,827	1,514,644
Treman Park CLO Ltd.
2015-1A, due 10/20/28[1,7,12]	2,000,000	1,500,963
Dryden Senior Loan Fund
due 01/15/31[12]	2,998,799	1,296,498
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[1,7,8]	700,000	663,380
2018-9A, due 04/20/28[1,7,12]	2,600,000	303,364
Jackson Mill CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[1,7,8]	1,000,000	958,003
MMCF CLO LLC
2019-2A, 2.64% (3 Month USD LIBOR + 2.40%) due 04/15/29[1,7,8]	950,000	943,537
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[7,12]	2,600,000	749,473
Voya CLO Ltd.
2013-1A, due 10/15/30[7,12]	3,000,000	707,439
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[7,12]	1,250,000	553,765
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[7,12]	1,153,846	486,104
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[7,12]	1,050,000	453,956
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[7,12]	1,500,000	447,300
KVK CLO Ltd.
2013-1A, due 01/14/28[1,7,12]	2,300,000	339,156
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,1,7,8	250,000	248,127
Babson CLO Ltd.
2014-IA, due 07/20/25[7,12]	3,000,000	147,600
West CLO Ltd.
2013-1A, due 11/07/25[7,12]	1,350,000	90,315

See notes to financial statements.

48 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 20.6% (continued)
Collateralized Loan Obligations – 10.6% (continued)
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[7,12]	602,740	$ 7,293
Total Collateralized Loan Obligations		80,639,876

Transport-Aircraft – 3.9%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[1,7]	3,543,999	3,349,081
2016-1, 4.45% due 08/15/41	2,806,060	2,593,075
2019-1A, 3.97% due 04/15/39[1,7]	1,649,763	1,543,667
due 12/31/30†††	3,054,105	259,252
AASET Trust
2019-2, 4.46% due 10/16/39[1,7]	3,857,403	2,808,369
2020-1A, 4.34% due 01/16/40[1,7]	1,959,012	1,424,186
2019-1, 3.84% due 05/15/39[1,7]	1,366,118	1,283,531
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[7,13]	5,100,467	4,626,928
WAVE LLC
2019-1, 3.60% due 09/15/44[1,7]	2,583,242	2,464,982
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[1,7]	1,418,575	1,340,137
2017-1, 6.30% due 02/15/42[7]	1,138,295	810,504
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[1,7]	1,907,486	1,838,455
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[1,7]	1,523,587	1,362,660
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[1,7]	1,870,268	1,276,981
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[1,7]	1,344,513	1,266,124
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[1,7]	881,291	817,636
Stripes Aircraft Ltd.
2013-1 A1, 3.66% due 03/20/23†††	721,003	637,374
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[9]	455,390	274,408
Airplanes Pass Through Trust
2001-1A, 1.26% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%)
due 03/15/19†††,8,9,10	6,677,317	668
Total Transport-Aircraft		29,978,018

Whole Business – 1.8%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[1,7]	7,450,000	7,279,916
TSGE
2017-1, 6.25% due 09/25/31†††	5,000,000	5,205,854

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 49

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 20.6% (continued)
Whole Business – 1.8% (continued)
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[1,7]	980,000	$ 995,161
Total Whole Business		13,480,931

Financial – 1.7%
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR 9,000,000	10,688,918
Nassau LLC
2019-1, 3.98% due 08/15/34[1,7]	1,851,867	1,884,100
NCBJ
2015-1A, 5.88% due 07/08/22†††	$575,400	580,090
Total Financial		13,153,108

Infrastructure – 1.5%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[7]	6,300,000	6,767,613
Diamond Issuer LLC
2020-1A, 5.93% due 07/20/50[7]	2,700,000	2,691,690
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[7]	1,913,683	1,896,318
Total Infrastructure		11,355,621

Net Lease – 0.4%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[1,7]	2,750,000	2,843,012

Insurance – 0.2%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[1,7]	1,604,503	1,604,595
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[1,9]	327,760	311,015
Total Insurance		1,915,610

Automotive – 0.2%
Hertz Vehicle Financing II, LP
2019-3A, 2.67% due 12/26/25[1,7]	545,459	545,880
2017-1A, 2.96% due 10/25/21[1,7]	516,632	517,015
2018-1A, 3.29% due 02/25/24[1,7]	258,081	258,271
Hertz Vehicle Financing LLC
2016-2A, 2.95% due 03/25/22[1,7]	412,011	412,294
2018-2A, 3.65% due 06/27/22[1,7]	64,678	64,729
Total Automotive		1,798,189

Diversified Payment Rights – 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	1,100,000	1,154,527

See notes to financial statements.

50 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 20.6% (continued)
Collateralized Debt Obligations – 0.1%
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[1,7]	1,000,000	$ 960,708

Transport-Rail – 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[1,7]	146,470	163,327
Total Asset-Backed Securities
(Cost $168,785,337)		157,442,927

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 9.3%
Residential Mortgage Backed Securities – 7.1%
FKRT
5.47% due 07/03/23†††,9	5,839,281	5,839,281
Lehman XS Trust Series
2006-18N, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[8]	3,724,972	3,723,541
2006-16N, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[8]	1,680,223	1,655,703
Ameriquest Mortgage Securities Trust
2006-M3, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[8]	4,267,319	2,934,170
2006-M3, 0.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[8]	2,180,098	958,813
LSTAR Securities Investment Limited
2019-5, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[7,8]	3,752,487	3,709,680
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[8]	3,257,048	1,993,538
2007-HE4, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[8]	3,583,301	1,542,471
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	2,065,427	1,696,770
2007-HE4, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[8]	1,229,067	903,763
2007-HE2, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	1,584,832	802,435
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.17% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[8]	2,000,000	1,978,107
2007-ASP1, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[8]	1,502,265	921,518
Long Beach Mortgage Loan Trust
2006-8, 0.24% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[8]	4,489,516	1,768,230
2006-1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[8]	1,289,607	1,092,196
RALI Series Trust
2006-QO6, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[8]	6,233,083	2,107,200
2006-QO6, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[8]	1,972,037	691,255
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[8]	3,001,346	2,367,006
LSTAR Securities Investment Trust
2019-1, 1.85% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[7,8]	2,132,268	2,119,054
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 0.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[8]	2,453,517	1,998,689
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.50% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[8]	2,144,399	1,960,435

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 51

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 9.3% (continued)
Residential Mortgage Backed Securities – 7.1% (continued)
GSAA Home Equity Trust
2006-16, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[8]	4,619,215	$ 1,826,953
American Home Mortgage Assets Trust
2006-6, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[8]	2,145,156	1,770,099
IXIS Real Estate Capital Trust
2007-HE1, 0.26% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[8]	2,473,693	843,575
2007-HE1, 0.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[8]	2,488,212	837,752
Master Asset Backed Securities Trust
2006-WMC3, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[8]	3,613,485	1,678,075
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[8]	3,072,261	1,468,859
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	3,422,155	1,405,873
First NLC Trust
2007-1, 0.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[7,8]	1,435,179	910,554
GSAA Trust
2007-3, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[8]	1,699,685	690,970
Total Residential Mortgage Backed Securities		54,196,565

Military Housing – 2.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.49% (WAC) due 11/25/52[8,9]	3,635,993	3,543,866
2015-R1, 1.94% (WAC) due 11/25/55[7,8,14]	41,616,570	2,914,824
2015-R1, 0.65% (WAC) due 11/25/52[7,8,14]	34,085,276	2,019,992
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,7	3,500,000	4,515,875
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[7]	1,570,732	1,797,989
2007-AET2, 6.06% due 10/10/52[7]	470,451	551,815
Total Military Housing		15,344,361

Commercial Mortgage Backed Securities – 0.2%
GS Mortgage Securities Corporation Trust
2020-DUNE, 2.64% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%)
due 12/15/36[7,8]	2,000,000	1,739,395
Total Collateralized Mortgage Obligations
(Cost $75,741,857)		71,280,321

See notes to financial statements.

52 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Face
	Amount~	Value

U.S. TREASURY BILLS†† – 2.9%
U.S. Treasury Bills
0.11% due 02/04/21[1,15]	4,700,000	$ 4,699,258
0.10% due 12/31/20[1,15]	4,000,000	3,999,725
0.04% due 02/11/21[1,15]	3,000,000	2,999,505
0.08% due 03/25/21[1,15]	3,000,000	2,999,109
0.14% due 12/03/20[1,15]	2,000,000	1,999,994
0.04% due 01/05/21[1,15]	2,000,000	1,999,862
0.08% due 03/18/21[1,15]	2,000,000	1,999,501
0.08% due 03/04/21[1,15]	1,000,000	999,781
0.10% due 12/17/20[1,15]	400,000	399,988
Total U.S. Treasury Bills
(Cost $22,096,522)		22,096,723

Convertible Bonds†† – 0.2%
Financial – 0.2%
Atlas Mara Ltd.
8.00% due 12/31/20[9]	2,200,000	1,738,000
Total Convertible Bonds
(Cost($2,191,990)		1,738,000

SENIOR FIXED RATE INTERESTS††† – 0.1%
Communications – 0.1%
MHGE Parent LLC
11.75% due 04/20/22	952,875	780,038
Total Senior Fixed Rate Interests
(Cost $945,010)		780,038

MUNICIPAL BONDS†† – 0.1%
Oklahoma – 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	456,104
Total Municipal Bonds
(Cost $400,000)		456,104
	Notional Value

OTC OPTIONS PURCHASED†† – 0.3%
Put options on:
Citibank N.A., New York 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	441,000,000	1,746,360
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.61	165,000,000	430,650
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	53,000,000	209,880
Total OTC Options Purchased
(Cost $1,391,950)		2,386,890
Total Investments – 142.7%
(Cost $1,077,670,623)		$1,088,746,615

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 53

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

	Contracts	Value

LISTED OPTIONS WRITTEN† – (0.2)%
Call options on:
S&P 500 Index
Expiring December 2020 with strike price of $3,575.00
(Notional Value $58,308,243)	161	$ (1,469,125)
Total Listed Options Written
(Premiums received $1,083,707)		(1,469,125)
Other Assets & Liabilities, net – (42.5)%		(324,048,457)
Total Net Assets – 100.0%		$ 763,229,033

FUTURES CONTRACTS
				Value and
	Number of		Notional	Unrealized
Description	Contracts	Expiration Date	Amount	Appreciation**

EQUITY FUTURES CONTRACTS PURCHASED†
S&P 500 Index Mini Futures Contracts	322	Dec 2020	$58,294,075	$ 4,012,868

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††

		Protection						Upfront
		Premium		Payment	Maturity	Notional		Premiums	Unrealized
Counterparty	Exchange	Index	Rate	Frequency	Date	Amount	Value	Paid	Appreciation**
BofA Securities,
Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$41,700,000	$3,740,490	$1,710,154	$2,030,336

TOTAL RETURN SWAP AGREEMENTS
							Value and
		Financing	Payment	Maturity		Notional	Unrealized
Counterparty	Index	Rate Pay	Frequency	Date	Units	Amount	Appreciation
OTC Credit Index Swap Agreements††
Bank of	iShares iBoxx
America, N.A.	$ High Yield	0.34% (1 Month	Monthly	04/29/21	451,630	$38,984,702	$ 975,521
	Corporate	USD LIBOR + 0.20%)
	Bond ETF
Citibank N.A.,	iShares iBoxx
New York	$ High Yield	0.33% (1 Month	Monthly	05/12/21	130,000	11,221,600	57,200
	Corporate	USD LIBOR + 0.20%)
	Bond ETF
						$50,206,302	$1,032,721

See notes to financial statements.

54 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation
Counterparty	Contracts to Sell	Currency	Date	Value	2020	(Depreciation)
Citibank N.A., New York	11,240,000	BRL	07/01/21	$ 2,716,437	$ 2,081,964	$ 634,473
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,364	1,055,800	279,564
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,673	555,684	156,989
Barclays Bank plc	805,000	GBP	12/16/20	1,077,930	1,073,217	4,713
Morgan Stanley Capital Services LLC	376,000	GBP	12/16/20	498,252	501,279	(3,027)
JPMorgan Chase Bank, N.A.	947,000	EUR	12/16/20	1,119,995	1,130,816	(10,821)
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,950	1,323,463	(29,513)
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,893	1,740,659	(48,766)
Goldman Sachs International	4,841,027	ILS	02/01/21	1,410,169	1,466,142	(55,973)
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,149	5,051,831	(169,682)
JPMorgan Chase Bank, N.A.	8,980,000	EUR	12/30/20	10,484,869	10,728,827	(243,958)
						$ 513,999

					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation
Counterparty	Contracts to Buy	Currency	Date	Value	2020	(Depreciation)
Goldman Sachs International	21,018,100	ILS	04/30/21	$ 5,892,376	$ 6,375,294	$ 482,918
Goldman Sachs International	5,707,550	ILS	01/31/22	1,554,800	1,740,658	185,858
Goldman Sachs International	4,841,027	ILS	02/01/21	1,354,446	1,466,142	111,696
JPMorgan Chase Bank, N.A.	71,000	GBP	12/16/20	94,735	94,657	(78)
Citibank N.A., New York	19,940,000	BRL	07/01/21	3,831,371	3,693,448	(137,923)
						$ 642,471

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of
Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 6.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 6.
†††	Value determined based on Level 3 inputs — See Note 6.
1	All or a portion of these securities have been physically segregated in connection with futures contracts, options, borrowings, reverse repurchase agreements and unfunded loan commitments. As of November 30,
2020, the total value of segregated securities was $356,371,416.
2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Rate indicated is the 7-day yield as of November 30, 2020.
6	Variable rate security. Rate indicated is the rate effective at November 30, 2020. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas
Managed Accounts Platform LXXIX Limited.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 55

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

7	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $346,573,872 (cost $340,267,059), or 45.4% of total net assets.
8	Variable rate security. Rate indicated is the rate effective at November 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
9	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section
4(a)(2) illiquid and restricted securities is $17,707,255 (cost $25,729,460), or 2.3% of total net assets —
See Note 12.
10	Security is in default of interest and/or principal obligations.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step down bond, with a 3.97% coupon rate until November 14, 2026. Future rate is 2.00%
with a reset date of November 15, 2026.
14	Security is an interest-only strip.
15	Rate indicated is the effective yield at the time of purchase.

BofA	Bank of America
BRL	Brazilian Real
CDX.NA.HY.35.V1	Credit Default Swap North American High Yield Series XX Index Version 1
CMS	Constant Maturity Swap
EURIBOR	European Interbank Offered Rate
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
SARL	Société à Responsabilité Limitée
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.
See notes to financial statements.

56 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

Country Diversification
% of Long-Term
Country	Investments
United States	88.9%
Cayman Islands	3.5%
France	3.0%
Canada	1.5%
Netherlands	1.2%
United Kingdom	1.0%
Australia	0.4%
Other	0.5%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund’s investments at November 30, 2020 (See Note 6 in the Notes to Financial Statements):
		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$34,856,687	$320,937	$1,616,389	$36,794,013
Preferred Stocks	11,065,920	19,582,814	761,240	31,409,974
Warrants	1,118,049	—	—	1,118,049
Closed-End Funds	41,605,234	—	—	41,605,234
Money Market Fund	12,985,508	—	—	12,985,508
Corporate Bonds	—	337,263,286	31,091,672	368,354,958
Senior Floating Rate Interests	—	286,270,573	54,027,303	340,297,876
Asset-Backed Securities	—	138,668,117	18,774,810	157,442,927
Collateralized Mortgage Obligations	—	60,925,165	10,355,156	71,280,321
U.S. Treasury Bills	—	22,096,723	—	22,096,723
Convertible Bonds	—	1,738,000	—	1,738,000
Senior Fixed Rate Interests	—	—	780,038	780,038
Municipal Bonds	—	456,104	—	456,104
Options Purchased	—	2,386,890	—	2,386,890
Equity Futures Contracts*	4,012,868	—	—	4,012,868
Credit Default Swap Agreements*	—	2,030,336	—	2,030,336
OTC Credit Index Swap Agreements*	—	1,032,721	—	1,032,721
Forward Foreign Currency Exchange Contracts*	—	1,856,211	—	1,856,211
Total Assets	$105,644,266	$874,627,877	$117,406,608	$1,097,678,751

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 57

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Liabilities)	Quoted Prices	Inputs	Inputs	Total
Options Written	$1,469,125	$—	$—	$1,469,125
Forward Foreign Currency Exchange Contracts*	—	699,741	—	699,741
Unfunded Loan Commitments (Note 11)	—	—	698,937	698,937
Total Liabilities	$1,469,125	$699,741	$698,937	$2,867,803

* This derivative is reported as unrealized appreciation/depreciation at period end.
Please refer to the detailed Schedule of Investments for a breakdown of investments type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $251,147,129 are categorized as Level 2 within the disclosure hierarchy — See Note 7.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Ending Balance at		Valuation	Unobservable	Input	Weighted
Category	November 30, 2020	Technique	Inputs	Range	Average*
Assets:
Asset-Backed Securities	$ 18,136,768	Yield Analysis	Yield	2.3%-13.0%	3.1%
Asset-Backed Securities	638,042	Option Adjusted Spread off	Broker Quote	—	—
		prior month end broker quote
Collateralized Mortgage	5,839,281	Model Price	Purchase Price	—	—
Obligations
Collateralized Mortgage	4,515,875	Option Adjusted Spread off	Broker Quote	—	—
Obligations		prior month end broker quote
Common Stocks	744,337	Third Party Pricing	Broker Quote	—	—
Common Stocks	530,342	Enterprise Value	Valuation Multiple	3.3x-15.8x	9.7x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Corporate Bonds	20,617,618	Option Adjusted Spread off	Broker Quote	—	—
		prior month end broker quote
Corporate Bonds	9,255,643	Model Price	Trade Price	—	—
Corporate Bonds	1,077,440	Yield Analysis	Yield	3.5%	—
Corporate Bonds	140,971	Model Price	Purchase Price	—	—
Preferred Stocks	761,240	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	780,038	Enterprise Value	Valuation Multiple	8.0x	—
Senior Floating Rate Interests	36,142,900	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	7,756,716	Yield Analysis	Yield	4.9%-8.1%	5.7%
Senior Floating Rate Interests	5,569,659	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	3,933,533	Model Price	Market Comparable Yields 6.5%-10.7%		7.0%
Senior Floating Rate Interests	624,495	Enterprise Value	Valuation Multiple	9.2x	—
Total Assets	$117,406,608
Liabilities:
Unfunded Loan Commitments	$698,937	Model Price	Purchase Price	—	—
* Inputs are weighted by the fair value of the instruments.
Significant changes in a quote, yield, market comparable yields, or valuation multiple would generally result in significant changes in the fair value of the security.
See notes to financial statements.

58 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investments’s valuation changes. For the period ended November 30, 2020, the Fund had securities with a total value of $10,340,078 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $25,202,256 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2020.
	Assets								Liabilities
				Senior			Senior
		Collateralized		Floating			Fixed		Unfunded
	Asset-Backed	Mortgage	Corporate	Rate	Common	Preferred	Rate	Total	Loan
	Securities	Obligations	Bonds	Interests	Stocks	Stocks	Interests	Assets	Commitments
Beginning
Balance	$21,167,927	$ 4,210,076	$ 7,533,032	$ 58,004,230	$ 1,179,186	$ —	$ 584,338	$ 92,678,789	$ (266,911)
Purchases/
(Receipts)	—	15,000,032	29,473,769	18,232,217	1,791,392	719,724	52,876	65,270,010	(1,019,415)
(Sales, maturities
and paydowns)/
Fundings	(3,595,701)	(9,160,719)	(6,416,977)	(11,148,214)	—	—	—	(30,321,611)	238,602
Amortization of
premiums/
discounts	209,650	(3,965)	16,392	149,327	—	—	2,801	374,205	(2,833)
Total realized gains
(losses) included
in earnings	—	—	320,305	102,261	—	—	—	422,566	(5,348)
Total change in
unrealized
appreciation
(depreciation)
included in earnings	992,934	309,732	1,313,730	2,401,081	(1,354,189)	41,516	140,023	3,844,827	357,268
Transfers into
Level 3	—	—	41,160	10,298,918	—	—	—	10,340,078	—
Transfers out of
Level 3	—	—	(1,189,739)	(24,012,517)	—	—	—	(25,202,256)	—
Ending Balance	$18,774,810	$10,355,156	$31,091,672	$ 54,027,303	$ 1,616,389	$761,240	$780,038	$117,406,608	$ (698,637)
Net change in
unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
November 30, 2020	$ 992,934	$ 309,732	$ 1,099,613	$ 1,299,368	$(1,354,189)	$ 41,516	$(164,972)	$ 2,224,002	$ 323,801

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 59

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2020

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.
Transactions during the period ended November 30, 2020, in which the company is an affiliated issuer, were as follows:
					Change in
				Realized	Unrealized
	Value			Gain	Appreciation	Value	Shares
Security Name	05/31/20	Additions	Reductions	(Loss)	(Depreciation)	11/30/20	11/30/20
Common Stocks
BP Holdco LLC*	$ 16,061	$ –	$ –	$ –	$ 3,358	$ 19,419	55,076
Targus Group
International Equity, Inc.*	23,091	–	–	–	3,546	26,637	12,989
	$ 39,152	$ –	$ –	$ –	$ 6,904	$ 46,056
* Non-income producing security.

See notes to financial statements.

60 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2020

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,077,645,347)	$1,088,700,559
Investments in affiliated issuers, at value (cost $25,276)	46,056
Foreign currency, at value	3,991
Cash	1,091,472
Unrealized appreciation on forward foreign currency exchange contracts	1,856,211
Unrealized appreciation on OTC swap agreements	1,032,721
Unamortized upfront premiums paid on credit default swap agreements	1,710,154
Prepaid expenses	20,351
Receivables:
Swap settlement	148,557
Investments sold	45,689,404
Interest	6,565,367
Fund shares sold	1,440,293
Protection fees on credit default swap agreements	411,208
Dividends	156,955
Variation margin on credit default swap agreements	70,920
Total assets	1,148,944,219
LIABILITIES:
Reverse repurchase agreements (Note 7)	251,147,129
Borrowings (Note 8)	35,500,690
Options written, at value (proceeds $1,083,707)	1,469,125
Unrealized depreciation on forward foreign currency exchange contracts	699,741
Unfunded loan commitments, at value (Note 11) (Commitment fees received $1,327,420)	698,937
Interest due on borrowings	48,082
Segregated cash due to broker	4,982,691
Payable for:
Investments purchased	89,518,955
Investment advisory fees	876,675
Offering costs	301,669
Variation margin on futures contracts	253,575
Professional fees	76,517
Trustees’ fees and expenses*	7,671
Other liabilities	133,729
Total liabilities	385,715,186
NET ASSETS	$763,229,033
NET ASSETS CONSIST OF:
Common stock, $0.01 par value per share; unlimited number of shares
authorized, 45,730,031 shares issued and outstanding	$457,300
Additional paid-in capital	806,739,028
Total distributable earnings (loss)	(43,967,295)
NET ASSETS	$763,229,033
Shares outstanding ($0.01 par value with unlimited amount authorized)	45,730,031
Net asset value	$16.69
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 61

STATEMENT OF OPERATIONS	November 30, 2020
Six Months Ended November 30, 2020 (Unaudited)

INVESTMENT INCOME:
Interest from securities of unaffiliated issuers	$24,475,638
Dividends from securities of unaffiliated issuers	1,477,190
Total investment income	25,952,828
EXPENSES:
Investment advisory fees	4,520,441
Interest expense	880,728
Professional fees	350,736
Fund accounting fees	88,843
Administration fees	87,690
Trustees’ fees and expenses*	69,540
Printing fees	57,983
Custodian fees	48,355
Registration and filing fees	32,940
Insurance	13,492
Transfer agent fees	10,966
Miscellaneous	10,854
Total expenses	6,172,568
Net investment income	19,780,260
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,752,445)
Swap agreements	6,182,068
Futures contracts	13,935,085
Options written	(4,505,934)
Forward foreign currency exchange contracts	(6,870)
Foreign currency transactions	(6,375)
Net realized gain	13,845,529
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	73,493,785
Investments in affiliated issuers	6,904
Swap agreements	634,048
Futures contracts	(4,256,408)
Options purchased	749,520
Options written	1,557,910
Forward foreign currency exchange contracts	(824,377)
Foreign currency translations	(56,835)
Net change in unrealized appreciation (depreciation)	71,304,547
Net realized and unrealized gain	85,150,076
Net increase in net assets resulting from operations	$104,930,336
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

62 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2020

	Six Months
	Ended
	November 30, 2020	Year Ended
	(Unaudited)	May 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,780,260	$34,897,661
Net realized gain (loss) on investments	13,845,529	(27,046,942)
Net change in unrealized appreciation (depreciation)
on investments	71,304,547	(36,185,853)
Net increase (decrease) in net assets resulting from operations	104,930,336	(28,335,134)
DISTRIBUTIONS
Distributions to shareholders	(48,095,611)	(33,846,511)
Return of capital	—	(52,158,126)
Total distributions	(48,095,611)	(86,004,637)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares issued through at-the market offering	52,317,621	112,581,936
Reinvestments of distributions	5,103,248	9,101,002
Common shares offering costs charged to paid-in capital	81,368	(275,710)
Net increase in net assets resulting from shareholder transactions	57,502,237	121,407,228
Net increase in net assets	114,336,962	7,067,457
NET ASSETS:
Beginning of period	648,892,071	641,824,614
End of period	$763,229,033	$648,892,071

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 63

STATEMENT OF CASH FLOWS	November 30, 2020
Six Months Ended November 30, 2020 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$104,930,336
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating and Investing Activities:
Net change in unrealized (appreciation) depreciation on investments	(73,500,689)
Net change in unrealized (appreciation) depreciation on options purchased	(749,520)
Net change in unrealized (appreciation) depreciation on options written	(1,557,910)
Net change in unrealized (appreciation) depreciation on OTC swap agreements	(133,977)
Net change in unrealized (appreciation) depreciation on forward foreign currency
exchange contracts	824,377
Net realized loss on investments	1,752,445
Net realized loss on options written	4,505,934
Net realized gain on OTC swap agreements	(3,192,145)
Purchase of long-term investments	(650,898,343)
Proceeds from sale of long-term investments	385,284,617
Net purchases of short-term investments	(37,391,010)
Net accretion of bond discount and amortization of bond premium	(4,541,225)
Corporate actions and other payments	44,553
Premiums received on options written	7,988,741
Cost of closing options written	(12,846,140)
Commitment fees received and repayments of unfunded commitments	780,859
Increase in interest receivable	(3,024,445)
Increase in dividend receivable	(91,164)
Increase in investments sold receivable	(38,073,835)
Increase in protection fees on credit default swap agreements	(4,628)
Decrease in swap settlement receivable	8,321
Decrease in variation margin on futures contracts receivable	259,375
Decrease in variation margin on credit default swap agreements	29,676
Decrease in prepaid expenses	12,468
Decrease in tax reclaims receivable	3,940
Increase in investments purchased payable	77,627,018
Increase in interest due on borrowings	26,308
Decrease in professional fees payable	(90,258)
Increase in segregated cash due to broker	1,132,691
Increase in investment advisory fees payable	277,853
Increase in trustees’ fees and expenses payable*	4,774
Increase in other liabilities	38,603
Net Cash Used in Operating and Investing Activities	$(240,562,400)

See notes to financial statements.

64 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF CASH FLOWS continued	November 30, 2020
Six Months Ended November 30, 2020 (Unaudited)

Cash Flows From Financing Activities:
Distributions to common shareholders	$(42,992,363)
Proceeds from the issuance of common shares	52,216,314
Proceeds from borrowings	19,300,000
Payments made on borrowings	(3,099,310)
Proceeds from reverse repurchase agreements	672,784,494
Payments made on reverse repurchase agreements	(464,083,187)
Offering costs in connection with the issuance of common shares	(2,004)
Net Cash Provided by Financing Activities	234,123,944
Net decrease in cash	(6,438,456)
Cash at Beginning of Period (including restricted cash)	7,533,919
Cash at End of Period (including foreign currency)	$1,095,463
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$687,937
Supplemental Disclosure of Non Cash Financing: Dividend reinvestment	$5,103,248
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 65

FINANCIAL HIGHLIGHTS	November 30, 2020

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2020		May 31,	May 31,	May 31,	May 31,	May 31,
	(unaudited)		2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$15.29		$17.91	$19.12	$19.78	$17.50	$19.61
Income from investment operations:
Net investment income(a)	0.45		0.89	0.97	1.23	1.61	1.40
Net gain (loss) on investments (realized and unrealized)	2.04		(1.32)	0.01	0.30	2.86	(1.33)
Total from investment operations	2.49		(0.43)	0.98	1.53	4.47	0.07
Less distributions from:
Net investment income	(1.09)		(0.86)	(1.12)	(2.01)	(2.18)	(1.82)
Capital gains	—		—	(0.16)	(0.18)	(0.01)	(0.36)
Return of capital	—		(1.33)	(0.91)	—	—	—
Total distributions to shareholders	(1.09)		(2.19)	(2.19)	(2.19)	(2.19)	(2.18)
Net asset value, end of period	$16.69		$15.29	$17.91	$19.12	$19.78	$17.50
Market value, end of period	$18.64		$16.20	$19.96	$21.29	$20.94	$17.61
Total Return(b)
Net asset value	16.80%		(2.79%)	5.43%	8.02%	26.76%	0.80%
Market value	22.78%		(7.96%)	4.94%	13.31%	33.33%	(6.07%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$763,229		$648,892	$641,825	$530,250	$410,465	$310,246
Ratio to average net assets of:
Net investment income, including interest expense	5.62	%(f)	5.29%	5.26%	6.27%	8.55%	7.79%
Total expenses, including interest expense(c)(d)	1.75	%(f)	1.21%	1.17%	1.52%	2.35%	2.38%
Portfolio turnover rate	44%		41%	38%	48%	41%	116%

See notes to financial statements.

66 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2020

Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2020	May 31,	May 31,	May 31,	May 31,	May 31,
	(unaudited)	2020	2019	2018	2017	2016
Senior Indebtedness
Total Borrowings outstanding (in thousands)	$ 35,501	$ 19,300	N/A	N/A	$ 16,705	$ 9,355
Asset Coverage per $1,000 of indebtedness(e)	$ 22,499	$ 34,621	N/A	N/A	$ 25,571	$ 34,164

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, the expense ratios would increase by 0.14%, 0.08%, 0.00%*, 0.00%*, 0.00%*, and 0.02% for the period ended November 30, 2020 and the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(d)	Excluding interest expense, the operating expense ratios for the period ended November 30, 2020 and the years ended May 31 would be:

November 30,
2020
(unaudited)	2020	2019	2018	2017	2016
1.50%(f)	1.17%	1.15%	1.33%	1.62%	1.74%

(e)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings) from the Fund’s total assets and dividing by the borrowings.
(f)	Annualized.
*	Less than 0.01%.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 67

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2020

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Note 2 – Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

68 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.
Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.
The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.
The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income using the effective interest method. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities, and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement.
The Fund may receive other income from investments in senior loan interests, including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.
Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows.

70 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.
(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown on the Schedule of Investments.
The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
(d) Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(e) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in forward foreign currency exchange contracts.
(f) Distributions to Shareholders
The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
(g) Restricted Cash
A portion of cash on hand relates to collateral received by the Fund for repurchase agreements and futures contracts. This amount, if any, is presented on the Statement of Assets and Liabilities as Restricted Cash. At November 30, 2020, there was no restricted cash outstanding.
(h) U.S. Government Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(i) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

72 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
(j) Options
Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.
When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
(k) Futures Contracts
Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(l) Indemnifications
Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

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exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Note 3 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Financial Statements.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:
	Average Notional Amount
Use	Call	Put
Hedge	$–	$659,000,000

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The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Fund’s use and volume of call/put options written on a monthly basis:
		Average Notional Amount
Use		Call	Put
Hedge, Income	Duration, Hedge, Index exposure	$53,784,078	$–
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
The following table represents the Fund’s use and volume of futures on a monthly basis:
	Average Notional Amount
Use	Long	Short
Index exposure	$53,652,163	$–
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally cleared swaps, the exchange bears

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the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Fund’s use and volume of total return swaps on a monthly basis:
	Average Notional Amount
Use	Long	Short
Income	$55,491,816	$–

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally central-cleared, but central clearing does not make interest rate swap transactions risk free.
The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:
	Average Notional Amount
	Pay	Receive
Use	Floating Rate	Floating Rate
Hedge	$–	$6,331,667
Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection

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receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:
	Average Notional Amount
	Protection	Protection
Use	Sold	Purchased
Hedge, Index Exposure	$40,164,600	$–

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:
	Average Value
Use	Purchased	Sold
Hedge, Income	$15,489,709	$28,286,356

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Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2020:
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts		Variation margin on
futures contracts

Options written, at value

Interest rate contracts	Investments in unaffiliated
issuers, at value
Unrealized appreciation on
OTC swap agreements

Credit contracts	Variation margin on credit
default swap agreements

Unamortized upfront
premiums paid on credit
default swap agreements

Currency contracts	Unrealized appreciation on	Unrealized depreciation on
	forward foreign currency	forward foreign currency
	exchange contracts	exchange contracts
The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at November 30, 2020:
Asset Derivative Investments Value
			Options	Forward
		Options	Purchased	Foreign
Futures	Swaps	Written	Interest	Currency	Total Value at
Equity	Credit	Equity	Rate	Exchange	November 30,
Risk*	Risk*	Risk	Risk	Risk	2020
$4,012,868	$3,063,057	$ –	$2,386,890	$ 1,856,211	$ 11,319,026

Liability Derivative Investments Value
			Options	Forward
		Options	Purchased	Foreign
Futures	Swaps	Written	Interest	Currency	Total Value at
Equity	Credit	Equity	Rate	Exchange	November 30,
Risk*	Risk*	Risk	Risk	Risk	2020
$ –	$ –	$1,469,125	$ –	$ 699,741	$ 2,168,866

*
Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives as reported on the Schedule of Investments. For exchange-traded and centrally cleared derivatives, variation margin is reported within the Statement of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended November 30, 2020:
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts
Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts Net realized gain (loss) on options written Net change in unrealized appreciation (depreciation) on options written

Interest rate contracts	Net change in unrealized appreciation (depreciation) on options purchased Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

Credit contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2020:
Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Forward
	Swaps		Options	Options	Foreign
Futures	Interest	Swaps	Written	Purchased	Currency
Equity	Rate	Credit	Equity	Interest Rate	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Total
$13,935,085	$2,328,807	$3,853,261	$(4,505,934)	$ –	$(6,870)	$ 15,604,349

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Forward
	Swaps		Options	Options	Foreign
Futures	Interest	Swaps	Written	Purchased	Currency
Equity	Rate	Credit	Equity	Interest Rate	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Total
$(4,256,408)	$ –	$ 634,048	$1,557,910	$ 749,520	$(824,377)	$ (2,139,307)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

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The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Note 4 – Offsetting
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These

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arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Assets	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Total Return Swap
Agreements	$1,032,721	$–	$1,032,721	$(1,032,721)	$–	$–
Forward foreign
currency
exchange
contracts	1,856,211	–	1,856,211	(569,333)	(1,246,550)	40,328
Options purchased
contracts	2,386,890	–	2,386,890	(29,513)	(2,177,267)	180,110

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Liabilities	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Liabilities[1]	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward foreign
currency
exchange
contracts	$699,741	$–	$699,741	$(598,846)	$–	$100,895
Reverse
Repurchase
Agreements	251,147,129	–	251,147,129	(251,147,129)	–	–
1 Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of November 30, 2020.
Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Credit default swap agreements	$ –	$ 2,112,691
Citibank N.A., New York	Forward foreign currency exchange contracts,
	Total return swap agreements	–	2,120,000
Goldman Sachs International	Forward foreign currency exchange contracts	–	750,000
		$ –	$ 4,982,691

Note 5 – Fees and Other Transactions with Affiliates
Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees of the Fund who are affiliates of the Adviser. As

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compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets.
Pursuant to a Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM under the supervision of the Board and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.30% of the Fund’s average daily managed assets.
For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.
Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.
GFIA pays operating expenses on behalf of the Fund, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis.
MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator and accounting agent. As administrator and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily managed assets subject to certain minimum monthly fees and out of pocket expenses.
Note 6 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 7 – Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the period ended November 30, 2020, the average daily balance for which reverse repurchase agreements were outstanding amounted to $168,905,933. The weighted average interest rate was 0.70%. As of November 30, 2020 there was $251,147,129 in reverse repurchase agreements outstanding.

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As of November 30, 2020, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:
Counterparty	Interest Rates	Maturity Dates	Face Value
BMO Capital Markets Corp.	0.40% - 0.65%*	Open Maturity	$ 44,628,925
BMO Capital Markets Corp.	0.40% - 0.74%	01/06/21 - 01/15/21	32,549,112
Canadian Imperial Bank of Commerce	0.91% - 0.96%	01/27/21	50,127,838
Canadian Imperial Bank of Commerce	0.60%*	Open Maturity	898,274
RBC Capital Markets LLC	0.40% - 0.65%*	Open Maturity	34,258,291
Barclays Capital, Inc.	0.35% - 0.65%*	Open Maturity	15,384,485
Barclays Capital, Inc.	0.40% - 0.70%	01/15/21	12,226,383
RBC (Barbados) Trading Bank Corp.	1.01%	01/22/21	20,335,204
Societe Generale	0.96%	01/27/21	9,355,009
Societe Generale	0.55%*	Open Maturity	4,773,505
Credit Suisse Securities (USA) LLC	0.35% - 0.65%*	Open Maturity	11,176,686
Citigroup Global Markets, Inc.	0.40% - 0.65%*	Open Maturity	7,790,088
J.P. Morgan Securities LLC	0.45% - 0.50%*	Open Maturity	7,358,481
BNP Paribas	0.65%*	Open Maturity	284,848
			$ 251,147,129

*
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set of reference rate and spread. Rate indicated is the rate effective at November 30, 2020.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of November 30, 2020 aggregated by asset class of the related collateral pledged by the Fund:
	Overnight
	and Continuous	Up to 30 days	31-90 days	Total
Common Stock	$—	$—	$20,335,204	$20,335,204
Corporate Bonds	126,553,583	—	44,775,495	171,329,078
Mortgage-Backed Securities	—		59,482,847	59,482,847
Total Reverse
Repurchase Agreements	$126,553,583	$—	$124,593,546	$251,147,129
Gross amount of recognized
liabilities for reverse
repurchase agreements	$126,553,583	$—	$124,593,546	$251,147,129
Note 8 – Borrowings
The Fund has entered into an $80,000,000 credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. Interest on the amount borrowed is based on the 3 -month LIBOR plus 0.85%. As of November 30, 2020, there was $35,500,690 outstanding in connection with the Fund’s credit facility. The average daily amount of borrowings on the credit facility during the period was $29,381,168 with a related average interest rate of 1.24%. The maximum amount outstanding during the period was $36,300,000. As of November 30, 2020, the total value of securities segregated and pledged as collateral in connection with borrowings was $75,534,229.
The credit facility agreement governing the loan facility includes usual and customary covenants.
These covenants impose on the Fund asset coverage requirements, collateral requirements,

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investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.
There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.
Note 9 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.
The Fund will not be able to offset gains distributed by an underlying fund in which it invests against its losses or the losses incurred in another underlying fund in which the Fund invests. Redemptions of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could also cause additional distributable gains to shareholders of the Fund. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred under the wash sale rules.
Certain investments of the Fund, including transactions in options, futures contracts, forward contracts, swaps, short sales, foreign currencies, inflation-linked securities, etc., including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between the Fund’s book income and its taxable income.
At November 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
			Net Tax
			Unrealized
	Tax Unrealized	Tax Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)
$1,076,591,030	$60,325,355	$(41,406,500)	$18,918,855
As of May 31, 2020, (the most recent fiscal year end for U.S. federal income tax purposes) tax components of distributable earnings/(loss) were as follows:
Net Unrealized	Accumulated
Appreciation	Capital and
(Depreciation)	Other Losses	Total
$(71,440,791)	$(29,361,229)	$(100,802,020)

For the year ended May 31, 2020, (the most recent fiscal year end for U.S. federal income tax purposes) the tax character of distributions paid to shareholders as reflected in the Statements of Changes in Net Assets was as follows:
Ordinary	Long-Term	Return of	Total
Income	Capital Gain	Capital	Distributions
$33,846,511	$–	$52,158,126	$86,004,637

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

Note 10 – Securities Transactions
For the period ended November 30, 2020, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$650,898,343	$385,284,617

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended November 30, 2020, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:
Purchases	Sales	Realized Gain (Loss)
$9,140,346	$5,501,094	$(93,237)

Note 11 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of November 30, 2020. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, illiquid securities, and liquid term loans as a reserve. As of November 30, 2020, the total amount segregated in connection with unfunded loan commitments and reverse repurchase agreements was $280,837,187.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

The unfunded loan commitments as of November 30, 2020, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Alexander Mann	12/16/24	GBP 446,426	$ 66,937
Aspect Software, Inc.	07/15/23	211,650	1,876
CapStone Acquisition Holdings, Inc.	10/29/27	828,400	8,193
CCC Information Services, Inc.	04/27/22	1,250,000	7,812
Examworks Group, Inc.	01/27/23	1,100,000	37,293
EyeCare Partners LLC	02/18/27	302,703	13,080
Fortis Solutions Group LLC	12/15/23	163,320	163
Galls LLC	01/31/24	53,587	3,684
HAH Group Holding Co LLC	10/29/27	410,000	6,056
Higginbotham	11/18/22	823,699	16,391
Kar Nut Products Company LLC	03/31/24	20,613	308
Maverick Bidco, Inc.	04/28/23	1,227,273	29,735
OEConnection LLC	09/25/26	6,071	121
Packaging Coordinators Midco, Inc.	07/01/21	1,269,231	18,507
Pro Mach Group, Inc.	03/07/25	173,385	4,118
Service Logic Acquisition, Inc.	10/22/27	392,090	3,863
SHO Holding I Corp.	04/29/24	500,000	125,000
Solera LLC	12/02/22	1,992,914	28,359
Southern Veterinary Partners LLC	10/05/27	436,364	4,268
Trader Interactive	06/15/23	96,154	4,615
Venture Global Calcasieu Pass LLC	08/19/26	4,000,000	318,558
			$ 698,937
* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP - British Pound

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Note 12– Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.265 (1 Month USD
LIBOR + 0.55%, Rate Floor:
0.55%) due 03/15/19,2,3	10/14/09	$ 5,384,675	$ 668
Atlas Mara Ltd.
8.00% due 12/31/20	10/01/15	2,191,990	1,738,000
Basic Energy Services, Inc.
due 10/15/23[1,2]	09/25/18	496,721	96,250
Beverages & More, Inc.
11.50% due 06/15/22[1]	06/16/17	635,885	669,175
CBC Insurance Revenue Securitization LLC
2016-1., 5.25% due 07/15/46[1]	08/09/19	319,236	311,015
FDF I Ltd.
2015-1A., 7.50% due 11/12/30[1]	04/22/16	990,474	931,147
FDF II Ltd.
2016-2A., 7.70% due 05/12/31[1]	04/15/16	2,985,677	2,786,151
FKRT
5.47% due 07/03/23	06/12/20	5,839,291	5,839,281
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[1]	07/23/19	228,104	258,146
Freddie Mac Military Housing
Bonds Resecuritization
Trust Certificates
2015-R1, 5.49% (WAC) due 11/25/52[3]	09/10/19	3,635,994	3,543,866
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	1,259,371	69,409
Princess Juliana International
Airport Operating Company N.V.
5.50% due 12/20/27[1]	12/17/12	1,310,886	1,189,739
Turbine Engines Securitization Ltd.
2013-1 A1., 6.38% due 12/13/48	11/27/13	451,156	274,408
		$ 25,729,460	$ 17,707,255

[1]	All or a portion of these securities have been physically segregated in connection with borrowings.
[2]	Security is in default of interest and/or principal obligations.
[3]
Variable rate security. Rate indicated is the rate effective at November 30, 2020. In some instances, the effective rate is lim- ited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated ef- fective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 13 – Capital

Common Shares
The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 45,730,031 shares issued and outstanding.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2020

Transactions in common shares were as follows:

	Period Ended	Year Ended
	November 30, 2020	May 31, 2020
Beginning Shares	42,426,020	35,845,939
Shares issued through at-the market offering	2,999,622	6,052,385
Shares issued through dividend reinvestment	304,389	527,696
Ending Shares	45,730,031	42,426,020
On July 1, 2019, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $350,000,000 of common shares. On July 1, 2019, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 11,250,000 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
As of November 30, 2020, up to 2,902,437 shares remained available under the at-the-market sales agreement. For the period ended November 30, 2020, the Fund paid $2,004 for offering costs associated with the at-the market offering, and will be responsible for additional offering costs in the future of up to 0.60% of the offering price of commons shares sold pursuant to the shelf registration statement.
Note 14 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.
Note 15 – Subsequent Events
The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

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OTHER INFORMATION (Unaudited)	November 30, 2020

Federal Income Tax Information
In January 2021, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as of the U.S. federal tax status of the distributions received by you in the calendar year 2020.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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Trustees
The Trustees of the Guggenheim Strategic Opportunities Fund and their principal business occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2007 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr.[1] (1946)	Trustee	Since 2014	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley[1] (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees continued:
Roman Friedrich III[1] (1946)	Trustee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2007	Current: Partner, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157
Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004- 2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees continued:
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson- Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGAMaster Trust (1) (2018-2020).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2007
Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).
				156	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004- 2020); Western Asset Inflation- Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2012 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***
Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.
[1]	Under the Fund’s Independent Trustees Retirement Policy, Messrs. Chubb, Farley and Friedrich are expected to retire in 2021.

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

OFFICERS
The Officers of the Guggenheim Strategic Opportunities Fund, who are not Trustees, and their principal business occupations during the past five years:

Position(s)
	Held	Term of Office
Name, Address*	with	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past Five Years
Officers:
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present).

Former: AML Officer, certain other funds in the Fund Complex (2016-2017); Chief Compliance Officer and Secretary certain other funds in the Fund Complex (2008-2012); Senior Vice President and Chief Compliance Officer, Security Investor, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

Position(s)
	Held	Term of Office
Name, Address*	with	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past Five Years
Officers continued:
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

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OTHER INFORMATION (Unaudited) continued	November 30, 2020

Position(s)
	Held	Term of Office
Name, Address*	with	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past Five Years
Officers continued:
Jon Szafran (1989)	Assistant Treasurer	Since 2017
Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*   The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**  Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 99

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2020

Unless the registered owner of common shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend

100 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2020

amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.
There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170: Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 101

FUND INFORMATION	November 30, 2020

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Funds Investment
Advisors, LLC
Angela Brock-Kyle	Chicago, IL

Donald A. Chubb, Jr.	Investment Sub-Adviser
Guggenheim Partners Investment
Jerry B. Farley	Management, LLC
Santa Monica, CA
Roman Friedrich III
Administrator and Accounting Agent
Amy J. Lee*	MUFG Investor Services (US), LLC
Rockville, MD
Thomas F. Lydon Jr.
Custodian
Ronald A. Nyberg	The Bank of New York Mellon Corp.
New York, NY
Sandra G. Sponem
Legal Counsel
Ronald E. Toupin, Jr.,	Dechert LLP
Chairman	Washington, D.C.

* This Trustee is an “interested person” (as	Independent Registered Public
defined in Section 2(a)(19) of the 1940 Act)	Accounting Firm
(“Interested Trustee”) of the Fund because of	Ernst & Young LLP
her affiliation with Guggenheim Investments.	Tysons, VA

Principal Executive Officers

Brian E. Binder
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Vice President and Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer, Chief Accounting
Officer and Treasurer

102 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION continued	November 30, 2020

Privacy Principles of Guggenheim Strategic Opportunities Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
Questions concerning your shares of Guggenheim Strategic Opportunities Fund?
•	If your shares are held in a Brokerage Account, contact your Broker.
•
If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor

This report is provided to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website address to access the report.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you may receive paper copies of your shareholder reports; if you invest directly with the Fund, you may call Computershare at 1-866-488-3559. Your election to receive reports in paper form may apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Guggenheim closed-end funds you hold.
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 991-0091.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 991-0091, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for the reporting periods ended prior to August 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gof.
Notice to Shareholders
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 103

ABOUT THE FUND MANAGERS
Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.
Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/21)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
CEF-GOF-SAR-1120

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for a semi-annual reporting period.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for a semi-annual reporting period.
(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a)      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
 (b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The registrant has not participated in securities lending activities during the period covered by this report.
(b) Not applicable.
Item 13.  Exhibits.
(a)(1)   Not applicable.
(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)   Not applicable.
(b)       Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategic Opportunities Fund
By:          /s/ Brian E. Binder
Name:    Brian E. Binder
Title:      President and Chief Executive Officer
Date:       February 5, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:         /s/ Brian E. Binder
Name:    Brian E. Binder
Title:     President and Chief Executive Officer

Date:       February 5, 2021
By:          /s/ John L. Sullivan
Name:    John L. Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:       February 5, 2021